Schedule of Investments	February 28, 2023 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 80.5%
Global X Emerging Markets Bond ETF (A)	361,348	$7,765,368
Global X Nasdaq 100® Covered Call ETF (A)	466,569	7,651,732
Global X SuperDividend® REIT ETF (A)	325,396	7,471,092
Global X U.S. Preferred ETF (A)	363,193	7,594,366
TOTAL EXCHANGE TRADED FUNDS
(Cost $38,399,529)		30,482,558
COMMON STOCK — 9.8%
Utilities — 9.8%
ALLETE	8,238	504,083
Avista	11,564	475,512
Duke Energy	4,451	419,551
Edison International	7,084	469,032
FirstEnergy	11,517	455,382
NorthWestern	8,763	506,326
OGE Energy	11,482	410,137
PPL	16,437	444,950
TOTAL COMMON STOCK
(Cost $3,396,492)		3,684,973
MASTER LIMITED PARTNERSHIPS — 9.3%
Energy — 6.9%
Enterprise Products Partners	18,737	478,356
Magellan Midstream Partners	9,428	501,192
MPLX	14,991	519,138
Sunoco	11,664	530,479
USA Compression Partners	27,446	574,445
		2,603,610
Industrials — 1.3%
Icahn Enterprises	9,144	492,039
Utilities — 1.1%
Suburban Propane Partners	28,159	428,861
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,949,481)		3,524,510
TOTAL INVESTMENTS — 99.6%
(Cost $43,745,502)		$37,692,041

Percentages are based on Net Assets of $37,854,032.

(A)	Affiliated investment.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Alternative Income ETF

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the period ended February 28, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/23	Dividend Income	Capital Gains
Global X Emerging Markets Bond ETF
$7,746,289	$638,671	$(523,966)	$(124,439)	$28,813	$7,765,368	$79,151	$—

Global X Nasdaq 100® Covered Call ETF
$7,618,510	$631,010	$(499,254)	$(115,841)	$17,307	$7,651,732	$228,916	$—

Global X SuperDividend® REIT ETF
$7,297,064	$610,089	$(490,565)	$20,742	$33,762	$7,471,092	$140,397	$—

Global X U.S. Preferred ETF
$7,325,307	$611,975	$(497,064)	$137,581	$16,567	$7,594,366	$112,103	$—

Totals:
$29,987,170	$2,491,745	$(2,010,849)	$(81,957)	$96,449	$30,482,558	$560,567	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 4.5%
Interpublic Group	27,732	$985,595
Omnicom Group	11,705	1,060,122
Paramount Global, Cl B	46,742	1,001,214
		3,046,931
Consumer Discretionary — 6.9%
Best Buy	10,807	898,170
Garmin	9,346	917,123
Hasbro	14,937	821,684
Tapestry	24,431	1,062,993
Target	5,836	983,366
		4,683,336
Consumer Staples — 17.2%
Campbell Soup	15,889	834,490
Coca-Cola	14,073	837,484
Colgate-Palmolive	11,430	837,819
General Mills	10,356	823,406
J M Smucker	5,726	846,818
Kellogg	12,290	810,403
Kimberly-Clark	6,521	815,451
Kraft Heinz	22,253	866,532
Molson Coors Beverage, Cl B	16,956	901,890
Mondelez International, Cl A	13,269	864,873
PepsiCo	4,841	840,059
Procter & Gamble	5,883	809,265
Tyson Foods, Cl A	13,953	826,576
Walgreens Boots Alliance	21,989	781,269
		11,696,335
Energy — 12.0%
APA	21,146	811,584
Chevron	5,276	848,223
EOG Resources	7,273	821,994
Exxon Mobil	8,547	939,401
Kinder Morgan	50,686	864,703
Marathon Petroleum	8,290	1,024,644
ONEOK	13,920	911,064
Phillips 66	9,070	930,219
Valero Energy	7,717	1,016,560
		8,168,392

Schedule of Investments	February 28, 2023 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — 7.9%
Aflac	12,709	$866,118
BlackRock, Cl A	1,255	865,235
Discover Financial Services	8,630	966,560
Hartford Financial Services Group	11,905	931,923
Principal Financial Group	10,099	904,466
T Rowe Price Group	7,409	831,883
		5,366,185
Health Care — 9.6%
AbbVie	5,445	837,985
Amgen	3,195	740,154
Bristol-Myers Squibb	11,270	777,179
Gilead Sciences	10,109	814,078
Johnson & Johnson	5,028	770,591
Medtronic	11,325	937,710
Pfizer	17,197	697,682
Viatris, Cl W	82,054	935,416
		6,510,795
Industrials — 15.7%
3M	7,074	762,153
CH Robinson Worldwide	9,322	931,827
Cummins	3,706	900,855
Emerson Electric	9,444	781,113
Fastenal	17,446	899,516
Illinois Tool Works	4,019	937,070
Lockheed Martin	1,840	872,638
Raytheon Technologies	9,048	887,518
Robert Half International	12,189	982,677
Snap-On	3,784	941,005
Union Pacific	4,218	874,307
United Parcel Service, Cl B	4,973	907,523
		10,678,202
Information Technology — 12.9%
Broadcom	1,642	975,824
Cisco Systems	18,239	883,132
Corning	26,927	914,172
Fidelity National Information Services	12,659	802,201
Hewlett Packard Enterprise	54,768	854,929
Juniper Networks	27,311	840,633
NetApp	13,824	892,339

Schedule of Investments	February 28, 2023 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Paychex	7,451	$822,590
QUALCOMM	7,476	923,510
Texas Instruments	5,110	876,110
		8,785,440
Materials — 8.0%
Dow	17,706	1,012,783
Eastman Chemical	10,435	889,062
International Paper	24,641	896,686
LyondellBasell Industries, Cl A	10,923	1,048,499
Newmont	19,163	835,698
Westrock	24,780	778,092
		5,460,820
Real Estate — 2.6%
Public Storage ‡	2,991	894,159
Weyerhaeuser ‡	28,242	882,563
		1,776,722
Utilities — 2.4%
DTE Energy	7,582	831,821
PPL	30,723	831,672
		1,663,493
TOTAL COMMON STOCK
(Cost $69,502,950)		67,836,651
TOTAL INVESTMENTS — 99.7%
(Cost $69,502,950)		$67,836,651

Percentages are based on Net Assets of $68,009,940.

‡	Real Estate Investment Trust

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.1%
BERMUDA— 1.1%
Financials — 1.0%
Aspen Insurance Holdings, 5.625%	189,992	$4,160,825
Aspen Insurance Holdings, 5.625%	192,297	4,044,006
RenaissanceRe Holdings, 5.750% (A)	190,219	4,413,081
RenaissanceRe Holdings, 4.200%	376,468	6,494,073
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (B)	151,568	3,727,057
		22,839,042
Industrials — 0.1%
Triton International, 6.875%	113,043	2,805,727
TOTAL BERMUDA		25,644,769
CANADA— 1.1%
Financials — 0.3%
Brookfield Finance, 4.625%	300,113	5,200,958
Brookfield Finance I UK, 4.500%	178,405	2,986,500
		8,187,458
Utilities — 0.8%
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (B)	263,227	6,096,337
BIP Bermuda Holdings I, 5.125%	230,209	4,420,013
Brookfield BRP Holdings Canada, 4.875%	195,517	3,478,248
Brookfield BRP Holdings Canada, 4.625%	266,216	4,515,023
		18,509,621
TOTAL CANADA		26,697,079
NETHERLANDS— 0.6%
Financials — 0.6%
AEGON Funding, 5.100%	706,901	14,689,403
TOTAL NETHERLANDS		14,689,403
UNITED STATES— 96.3%
Communication Services — 6.3%
AT&T, 5.625% (A)	632,797	15,718,677
AT&T, 5.350%	1,011,037	23,749,259
AT&T, 5.000%	918,504	19,426,360
AT&T, 4.750%	1,336,812	26,669,399
Paramount Global, 5.750% (A)	187,942	5,858,152
Qwest, 6.750%	499,270	9,720,787
Qwest, 6.500%	750,049	14,130,923
Telephone and Data Systems, 6.625%	315,670	5,865,149
Telephone and Data Systems, 6.000%	521,396	8,759,453
United States Cellular, 6.250%	376,626	6,820,697
United States Cellular, 5.500%	376,192	6,203,406

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communication Services — continued
United States Cellular, 5.500%	376,139	$6,191,248
		149,113,510
Consumer Discretionary — 2.7%
Brunswick, 6.375%	169,545	4,338,657
Ford Motor, 6.500%	454,404	11,132,898
Ford Motor, 6.200%	568,995	13,769,679
Ford Motor, 6.000% (A)	613,946	14,691,728
Qurate Retail, 8.000%	240,025	12,063,656
QVC, 6.375%	173,633	2,545,460
QVC, 6.250%	375,532	5,328,799
		63,870,877
Energy — 1.4%
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (B)	607,229	14,773,882
NuStar Energy, 11.502%, ICE LIBOR USD 3 Month + 6.766% (B)	172,120	4,356,357
NuStar Energy, 10.379%, ICE LIBOR USD 3 Month + 5.643% (B)	290,223	7,055,321
NuStar Logistics, 11.526%, ICE LIBOR USD 3 Month + 6.734% (B)	299,346	7,753,061
		33,938,621
Financials — 67.2%
Affiliated Managers Group, 5.875% (A)	229,468	5,339,720
Affiliated Managers Group, 4.750%	209,134	4,130,396
Allstate, 5.625%	435,470	10,952,071
Allstate, 5.100%	879,873	19,999,513
Allstate, 4.750%	224,854	4,942,291
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (B)	225,282	5,481,111
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (B)	301,324	6,728,565
American Financial Group, 5.875%	93,860	2,330,544
American Financial Group, 5.125%	151,181	3,257,951
American International Group, 5.850% (A)	372,247	8,766,417
Apollo Asset Management, 6.375%	210,906	5,228,360
Apollo Asset Management, 6.375%	225,317	5,459,431
Arch Capital Group, 5.450%	247,918	5,632,697
Arch Capital Group, 4.550%	371,421	7,149,854

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Argo Group International Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (A),(B)	116,926	$2,830,778
Assurant, 5.250% (A)	192,157	4,208,238
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (B)	454,616	11,460,869
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (B)	661,106	16,349,151
Athene Holding, 5.625% (A)	259,057	5,528,276
Athene Holding, 4.875%	427,670	8,091,516
Axis Capital Holdings, 5.500%	409,408	8,957,847
Bank of America, 7.250%	55,011	65,674,332
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A),(B)	753,994	19,211,767
Bank of America, 6.000%	967,870	24,341,931
Bank of America, 5.875% (A)	611,608	15,277,968
Bank of America, 5.734%, ICE LIBOR USD 3 Month + 0.750% (B)	152,586	3,189,047
Bank of America, 5.603%, ICE LIBOR USD 3 Month + 0.650% (B)	217,378	4,512,767
Bank of America, 5.415%, ICE LIBOR USD 3 Month + 0.500% (B)	294,638	6,152,041
Bank of America, 5.375%	999,240	23,212,345
Bank of America, 5.000% (A)	936,428	20,451,588
Bank of America, 4.750%	502,713	10,386,051
Bank of America, 4.375%	787,367	15,259,172
Bank of America, 4.250%	931,170	17,329,074
Bank of America, 4.125%	656,976	12,081,789
Bank OZK, 4.625%	266,577	4,857,033
Brighthouse Financial, 6.750%	299,204	7,584,821
Brighthouse Financial, 6.600%	315,970	8,025,638
Brighthouse Financial, 6.250%	278,627	6,879,301
Brighthouse Financial, 5.375%	434,669	8,910,715
Brighthouse Financial, 4.625%	266,456	4,830,847
Cadence Bank, 5.500%	130,677	2,813,476
Capital One Financial, 5.000% (A)	1,146,552	24,020,264
Capital One Financial, 4.800% (A)	956,938	18,861,248
Capital One Financial, 4.625%	95,152	1,838,337

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, 4.375%	510,419	$9,294,730
Capital One Financial, 4.250%	319,373	5,742,327
Carlyle Finance, 4.625% (A)	376,811	6,933,322
Charles Schwab, 5.950%	569,141	14,222,834
Charles Schwab, 4.450%	453,726	9,423,889
Citigroup Capital XIII, 11.172%, ICE LIBOR USD 3 Month + 6.370% (B)	1,711,811	48,341,543
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (B)	225,426	5,725,820
Citizens Financial Group, 5.000%	334,081	7,032,405
Enstar Group, 7.000%	86,056	2,087,719
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (B)	297,079	6,999,181
Equitable Holdings, 5.250%	606,838	13,380,778
Equitable Holdings, 4.300%	220,782	4,205,897
Fifth Third Bancorp, 4.950% (A)	189,957	4,312,024
First Citizens BancShares, 5.375% (A)	259,238	5,703,236
First Republic Bank, 5.500% (A)	229,496	5,317,422
First Republic Bank, 5.125%	151,185	3,200,586
First Republic Bank, 4.700%	296,933	5,873,335
First Republic Bank, 4.500%	560,147	10,396,328
First Republic Bank, 4.250%	565,613	10,011,350
First Republic Bank, 4.125% (A)	370,939	6,513,689
First Republic Bank, 4.000%	567,360	9,690,509
Fulton Financial, 5.125%	151,235	3,168,373
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (B)	531,020	13,445,426
Goldman Sachs Group, 5.734%, ICE LIBOR USD 3 Month + 0.750% (B)	151,055	3,191,792
Goldman Sachs Group, 5.609%, ICE LIBOR USD 3 Month + 0.750% (B)	568,379	11,935,959
Goldman Sachs Group, 5.529%, ICE LIBOR USD 3 Month + 0.670% (B)	1,033,092	21,395,335
Hartford Financial Services Group, 6.000%	256,170	6,481,101
Huntington Bancshares, 5.700%	132,738	3,080,849
Huntington Bancshares, 4.500% (A)	371,182	7,275,167
JPMorgan Chase, 6.000%	1,411,577	35,727,014
JPMorgan Chase, 5.750%	1,294,836	32,163,726
JPMorgan Chase, 4.750%	690,493	14,562,497

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
JPMorgan Chase, 4.625% (A)	1,412,608	$29,014,968
JPMorgan Chase, 4.550% (A)	1,146,733	23,186,941
JPMorgan Chase, 4.200% (A)	1,527,171	28,863,532
Kemper, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.140% (B)	112,942	2,342,417
KeyCorp, 6.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.132% (A),(B)	454,523	11,294,897
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (B)	372,488	9,349,449
KeyCorp, 5.650%	315,682	7,361,704
KeyCorp, 5.625%	334,439	7,899,449
KKR Group Finance IX, 4.625%	371,138	6,977,394
M&T Bank, 5.625%, ICE LIBOR USD 3 Month + 4.020% (B)	191,673	4,849,327
Merchants Bancorp, 8.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.340%	103,996	2,823,491
MetLife, 5.746%, ICE LIBOR USD 3 Month + 1.000% (B)	454,345	10,767,977
MetLife, 5.625% (A)	617,546	15,321,316
MetLife, 4.750%	766,253	16,635,353
Morgan Stanley, 6.500% (A)	765,480	19,565,669
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (B)	765,602	19,423,323
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (B)	765,717	19,181,211
Morgan Stanley, 5.492%, ICE LIBOR USD 3 Month + 0.700% (B)	842,772	17,731,923
Morgan Stanley, 4.875% (A)	371,873	8,177,487
Morgan Stanley, 4.250%	995,238	18,750,284
Navient, 6.000%	229,606	4,493,389
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (B)	389,563	9,637,789
New York Community Capital Trust V, 6.000%	56,623	2,514,061
Northern Trust, 4.700% (A)	301,121	6,443,989
Oaktree Capital Group, 6.550%	180,416	4,315,551

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
PacWest Bancorp, 7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.820% (B)	382,744	$9,729,352
Prudential Financial, 5.950%	222,248	5,600,650
Prudential Financial, 5.625%	427,787	10,673,286
Prudential Financial, 4.125% (A)	371,511	7,274,185
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (B)	378,276	9,683,866
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (B)	372,493	9,163,328
Regions Financial, 4.450%	300,674	5,787,975
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A),(B)	297,368	7,663,173
Signature Bank NY, 5.000%	552,289	9,952,248
Silvergate Capital, 5.375%	2,009	17,056
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A),(B)	569,141	14,239,908
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A),(B)	372,630	9,390,276
Stifel Financial, 6.250%	121,251	3,049,463
Stifel Financial, 6.125%	171,036	4,304,976
Stifel Financial, 4.500%	230,687	4,350,757
SVB Financial Group, 5.250%	258,399	5,253,252
Synchrony Financial, 5.625%	567,892	10,687,727
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (B)	263,453	6,480,944
Texas Capital Bancshares, 5.750%	229,867	5,011,101
Truist Financial, 5.250%	435,139	10,138,739
Truist Financial, 4.750% (A)	709,462	14,778,093
Unum Group, 6.250%	225,266	5,435,669
US Bancorp, 5.850%, ICE LIBOR USD 3 Month + 1.020% (A),(B)	23,938	19,772,788
US Bancorp, 5.500% (A)	435,349	10,657,344
US Bancorp, 5.392%, ICE LIBOR USD 3 Month + 0.600% (B)	767,053	15,970,043
US Bancorp, 4.500% (A)	333,897	6,798,143
US Bancorp, 4.000% (A)	567,767	10,361,748
US Bancorp, 3.750%	376,378	6,447,355

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (B)	229,310	$5,514,906
W R Berkley, 5.100%	229,763	5,128,310
Washington Federal, 4.875%	230,093	4,521,327
Wells Fargo, 7.500%	75,706	90,311,959
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A),(B)	644,060	16,268,956
Wells Fargo, 5.625%	523,088	12,507,034
Wells Fargo, 4.750%	1,536,193	30,816,032
Wells Fargo, 4.700%	895,855	17,657,302
Wells Fargo, 4.375%	805,219	14,751,612
Wells Fargo, 4.250%	957,427	17,520,914
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (B)	229,635	4,868,262
Wintrust Financial, 6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507% (B)	215,910	5,542,410
		1,596,368,671
Industrials — 1.4%
Air Lease, 6.150%, ICE LIBOR USD 3 Month + 3.650% (B)	191,774	4,709,970
FTAI Aviation, 8.250%, ICE LIBOR USD 3 Month + 6.886% (B)	74,360	1,795,050
Pitney Bowes, 6.700% (A)	320,554	5,997,565
RBC Bearings, 5.000%	85,763	9,621,751
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (B)	409,307	11,325,525
		33,449,861
Real Estate — 6.1%
Brookfield Property Partners, 6.500%	132,627	2,523,892
Brookfield Property Partners, 6.375%	189,436	3,493,200
Brookfield Property Partners, 5.750%	217,820	3,818,385
Brookfield Property Preferred, 6.250%	507,566	9,379,820
Digital Realty Trust, 5.850% ‡ (A)	154,209	3,771,952
Digital Realty Trust, 5.250% ‡	151,182	3,401,595
Digital Realty Trust, 5.200% ‡	259,259	5,794,439
Diversified Healthcare Trust, 6.250% ‡ (A)	180,827	2,423,082
EPR Properties, 5.750% ‡	117,161	2,290,498

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Federal Realty Investment Trust, 5.000% ‡	112,841	$2,471,218
Global Net Lease, 6.875% ‡	87,955	1,946,444
Hudson Pacific Properties, 4.750% ‡	323,486	4,574,092
Kimco Realty, 5.250% ‡	201,055	4,397,073
Kimco Realty, 5.125% ‡	170,715	3,733,537
Office Properties Income Trust, 6.375% ‡	121,997	2,419,200
Public Storage, 5.600% ‡	213,879	5,308,477
Public Storage, 5.150% ‡ (A)	214,524	5,006,990
Public Storage, 5.050% ‡ (A)	229,632	5,325,166
Public Storage, 4.875% ‡	241,839	5,276,927
Public Storage, 4.750% ‡	168,595	3,574,214
Public Storage, 4.700% ‡	198,654	4,211,465
Public Storage, 4.625% ‡	420,536	8,620,988
Public Storage, 4.125% ‡	174,456	3,215,224
Public Storage, 4.100% ‡	189,552	3,474,488
Public Storage, 4.000% ‡	449,084	8,254,164
Public Storage, 4.000% ‡	326,990	5,902,169
Public Storage, 3.900% ‡	122,543	2,156,757
Public Storage, 3.875% ‡	207,260	3,635,340
RLJ Lodging Trust, 1.950% ‡	242,091	6,015,961
SL Green Realty, 6.500% ‡	168,604	3,832,369
Vornado Realty Trust, 5.400% ‡	227,841	3,893,803
Vornado Realty Trust, 5.250% ‡	220,278	3,581,720
Vornado Realty Trust, 5.250% ‡	242,343	3,923,533
Vornado Realty Trust, 4.450% ‡	231,063	3,403,558
		145,051,740
Utilities — 11.2%
AES, 6.875%	199,664	18,279,239
CMS Energy, 5.875%	214,340	5,264,190
CMS Energy, 5.875%	477,365	11,666,801
CMS Energy, 5.625% (A)	151,429	3,538,896
CMS Energy, 4.200%	174,456	3,377,468
DTE Energy, 5.250%	297,033	7,110,970
DTE Energy, 4.375%	168,334	3,402,030
DTE Energy, 4.375%	215,387	4,359,433
Duke Energy, 5.750%	765,590	19,239,277
Duke Energy, 5.625% (A)	372,490	9,368,123
Entergy Arkansas, 4.875%	304,233	6,799,608
Entergy Louisiana, 4.875%	206,960	4,627,626
Entergy Mississippi, 4.900%	199,728	4,559,790

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Georgia Power, 5.000% (A)	199,430	$4,606,833
National Rural Utilities Cooperative Finance, 5.500%	184,540	4,345,917
NextEra Energy, 6.926% (A)	762,888	34,177,382
NextEra Energy Capital Holdings, 5.650%	521,413	13,134,393
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (B)	372,672	9,357,794
SCE Trust II, 5.100%	169,726	3,533,695
SCE Trust IV, 5.375%, ICE LIBOR USD 3 Month + 3.132% (B)	249,206	5,016,517
SCE Trust V, 5.450%, ICE LIBOR USD 3 Month + 3.790% (B)	229,885	5,287,355
SCE Trust VI, 5.000%	358,132	7,212,778
Sempra Energy, 5.750%	581,540	14,026,745
South Jersey Industries, 8.750% (A)	124,740	8,419,950
South Jersey Industries, 5.625%	150,864	2,511,131
Southern, 5.250%	334,602	8,013,718
Southern, 4.950%	766,350	16,752,411
Southern, 4.200%	568,059	11,060,109
Spire, 5.900%	191,711	4,741,013
Tennessee Valley Authority, 2.216%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.840% (B)	152,458	3,325,109
Tennessee Valley Authority, 2.134%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (B)	196,407	4,203,110
UGI, 7.250%	42,101	3,604,688
		264,924,099
TOTAL UNITED STATES		2,286,717,379
TOTAL PREFERRED STOCK
(Cost $2,654,735,496)		2,353,748,630

SHORT-TERM INVESTMENT(C)(D) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $12,157,396)	12,157,396	12,157,396

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 2.0%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $47,728,436 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,724,504 - $3,638,946, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $48,580,137)
(Cost $47,722,550)	$47,722,550	$47,722,550
TOTAL INVESTMENTS — 101.6%
(Cost $2,714,615,442)		$2,413,628,576

Percentages are based on Net Assets of $2,375,051,235.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at February 28, 2023.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security was purchased with cash collateral held from securities on loan.

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,353,748,630	$—	$—	$2,353,748,630
Short-Term Investment	12,157,396	—	—	12,157,396
Repurchase Agreement	—	47,722,550	—	47,722,550
Total Investments in Securities	$2,365,906,026	$47,722,550	$—	$2,413,628,576

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 0.6%
Financials — 0.6%
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	74,175	$1,823,963
TOTAL BERMUDA		1,823,963
CANADA— 1.1%
Utilities — 1.1%
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	133,785	3,098,461
TOTAL CANADA		3,098,461
UNITED STATES— 97.8%
Consumer Staples — 3.2%
CHS, Ser 2, 7.100%, ICE LIBOR USD 3 Month + 4.298% (A)	160,254	4,118,528
CHS, Ser 3, 6.750%, ICE LIBOR USD 3 Month + 4.155% (A)	187,797	4,826,383
		8,944,911
Energy — 6.0%
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	304,575	7,410,310
NuStar Energy, 11.502%, ICE LIBOR USD 3 Month + 6.766% (A)	84,308	2,133,836
NuStar Energy, 10.379%, ICE LIBOR USD 3 Month + 5.643% (A)	147,046	3,574,688
NuStar Logistics, 11.526%, ICE LIBOR USD 3 Month + 6.734% (A)	153,648	3,979,483
		17,098,317
Financials — 82.4%
AGNC Investment, 9.903%, ICE LIBOR USD 3 Month + 5.111% ‡,(A)	113,505	2,890,972
AGNC Investment, 7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.390% ‡,(A)	50,189	1,147,822
AGNC Investment, 6.875%, ICE LIBOR USD 3 Month + 4.332% ‡,(A)	82,422	1,866,858
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	140,482	3,156,631
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(A)	200,347	4,333,506

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
American Equity Investment Life Holding,
6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	114,694	$2,790,505
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	152,734	3,410,550
Annaly Capital Management, 9.723%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	274,181	6,865,492
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(A)	168,896	4,121,062
Arbor Realty Trust, 6.250%, U.S. SOFR + 5.440% ‡,(A)	105,596	2,253,419
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	223,977	5,646,460
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	321,597	7,953,094
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A)	378,450	9,642,906
Bank of America, 5.415%, ICE LIBOR USD 3 Month + 0.500% (A)	151,174	3,156,513
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.791% ‡,(A)	124,325	2,776,177
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.379% ‡,(A)	73,994	1,568,673
Chimera Investment, 7.750%, ICE LIBOR USD 3 Month + 4.743% ‡,(A)	96,662	1,937,107
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	114,695	2,913,253
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	152,753	3,598,861
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	263,879	6,681,416
Goldman Sachs Group, 5.734%, ICE LIBOR USD 3 Month + 0.750% (A)	76,135	1,608,733
Goldman Sachs Group, 5.609%, ICE LIBOR USD 3 Month + 0.750% (A)	282,890	5,940,690
Goldman Sachs Group, 5.529%, ICE LIBOR USD 3 Month + 0.670% (A)	508,378	10,528,508

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Granite Point Mortgage Trust, 7.000%, U.S. SOFR + 5.830% ‡,(A)	75,833	$1,432,485
Invesco Mortgage Capital, 7.500%, ICE LIBOR USD 3 Month + 5.289% ‡,(A)	75,094	1,709,139
Kemper, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.140% (A)	55,111	1,143,002
KeyCorp, 6.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.132% (A)	228,592	5,680,511
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	190,620	4,784,562
M&T Bank, 5.625%, ICE LIBOR USD 3 Month + 4.020% (A)	93,192	2,357,758
Merchants Bancorp, 8.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.340%	52,547	1,426,651
MetLife, 5.746%, ICE LIBOR USD 3 Month + 1.000% (A)	228,666	5,419,384
MFA Financial, 6.500%, ICE LIBOR USD 3 Month + 5.345% ‡,(A)	102,226	2,041,453
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A)	304,885	7,734,933
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	304,901	7,637,770
Morgan Stanley, 5.492%, ICE LIBOR USD 3 Month + 0.700% (A)	335,459	7,058,057
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	196,353	4,857,773
New York Mortgage Trust, 8.000%, ICE LIBOR USD 3 Month + 5.695% ‡,(A)	56,241	1,143,380
PacWest Bancorp, 7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.820% (A)	195,676	4,974,084
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	190,617	4,879,795
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	190,647	4,689,916
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A)	152,669	3,934,280

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Rithm Capital, 7.500%, ICE LIBOR USD 3 Month + 5.802% ‡,(A)	57,066	$1,353,035
Rithm Capital, 7.125%, ICE LIBOR USD 3 Month + 5.640% ‡,(A)	105,341	2,408,095
Rithm Capital, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	177,515	3,837,874
Rithm Capital, 6.375%, ICE LIBOR USD 3 Month + 4.969% ‡,(A)	152,203	3,118,640
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	285,549	7,144,436
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A)	190,620	4,803,624
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	133,728	3,289,709
Two Harbors Investment, 7.625%, ICE LIBOR USD 3 Month + 5.352% ‡,(A)	110,115	2,368,574
Two Harbors Investment, 7.250%, ICE LIBOR USD 3 Month + 5.011% ‡,(A)	112,976	2,451,579
US Bancorp, 5.850%, ICE LIBOR USD 3 Month + 1.020% (A)	11,782	9,731,932
US Bancorp, 5.392%, ICE LIBOR USD 3 Month + 0.600% (A)	376,833	7,845,663
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	114,706	2,758,679
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	319,727	8,076,304
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A)	114,844	2,434,693
Wintrust Financial, 6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507% (A)	109,932	2,821,955
		234,138,933
Industrials — 3.2%
Air Lease, 6.150%, ICE LIBOR USD 3 Month + 3.650% (A)	95,744	2,351,473
FTAI Aviation, 8.250%, ICE LIBOR USD 3 Month + 6.886% (A)	38,363	926,083

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	205,890	$5,696,976
		8,974,532
Utilities — 3.0%
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	190,639	4,786,945
Tennessee Valley Authority, 2.216%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.840% (A)	76,977	1,678,868
Tennessee Valley Authority, 2.134%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (A)	98,139	2,100,175
		8,565,988
TOTAL UNITED STATES		277,722,681
TOTAL PREFERRED STOCK
(Cost $282,099,980)		282,645,105
TOTAL INVESTMENTS — 99.5%
(Cost $282,099,980)		$282,645,105

Percentages are based on Net Assets of $284,009,708.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 94.7%
Energy — 94.7%
Cheniere Energy Partners	1,269,431	$62,760,669
Crestwood Equity Partners	2,500,730	61,843,053
DCP Midstream	1,600,562	66,871,480
Delek Logistics Partners	1,425,471	71,872,248
Energy Transfer	12,481,964	158,021,664
Enterprise Products Partners	6,660,705	170,047,799
Genesis Energy (A)	5,901,131	68,276,086
Green Plains Partners	100	1,284
Holly Energy Partners	3,544,540	64,085,283
Magellan Midstream Partners	2,518,991	133,909,561
Martin Midstream Partners	100	250
MPLX	4,286,284	148,434,015
NGL Energy Partners *	50,000	172,000
NuStar Energy	3,864,709	60,328,107
Plains All American Pipeline	9,302,291	123,255,356
USD Partners	100	337
Western Midstream Partners	3,725,493	96,900,073
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $794,819,175)		1,286,779,265
COMMON STOCK — 6.3%
Energy — 6.3%
EnLink Midstream	3,734,810	42,053,961
Hess Midstream, Cl A	1,609,205	44,124,401
Phillips 66	100	10,256
TOTAL COMMON STOCK
(Cost $68,968,785)		86,188,618
TOTAL INVESTMENTS — 101.0%
(Cost $863,787,960)		$1,372,967,883

Percentages are based on Net Assets of $1,359,022,476.

*	Non-income producing security.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X MLP ETF

(A)	Affiliated investment.

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended February 28, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/23	Dividend Income	Capital Gains
Genesis Energy
$66,869,171	$1,771,271	$(7,624,566)	$7,344,955	$(84,745)	$68,276,086	$—	$—
Totals:
$66,869,171	$1,771,271	$(7,624,566)	$7,344,955	$(84,745)	$68,276,086	$—	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.4%
CANADA — 21.8%
Energy — 21.8%
Enbridge	2,207,166	$82,812,868
Pembina Pipeline	1,280,007	42,035,430
TC Energy (A)	2,165,921	86,225,315
TOTAL CANADA		211,073,613
UNITED STATES — 53.6%
Energy — 53.6%
Antero Midstream	3,021,108	31,842,478
Archrock	1,251,669	13,855,976
Cheniere Energy	542,927	85,424,134
DT Midstream	833,459	41,839,642
EnLink Midstream	2,308,651	25,995,410
Equitrans Midstream	4,018,407	24,230,994
Hess Midstream, Cl A	398,902	10,937,893
Kinder Morgan	3,817,299	65,123,121
Kinetik Holdings, Cl A (A)	132,662	3,946,695
ONEOK	932,526	61,033,827
Plains GP Holdings, Cl A	1,764,380	24,542,526
Targa Resources	588,592	43,614,667
Williams	2,837,979	85,423,168
TOTAL UNITED STATES		517,810,531
TOTAL COMMON STOCK
(Cost $657,336,148)		728,884,144
MASTER LIMITED PARTNERSHIPS — 24.5%
UNITED STATES— 24.5%
Energy — 24.5%
Cheniere Energy Partners	139,965	6,919,870
Crestwood Equity Partners	281,589	6,963,696
DCP Midstream	300,297	12,546,409
Delek Logistics Partners	29,330	1,478,819
Energy Transfer	3,483,343	44,099,122
Enterprise Products Partners	1,709,979	43,655,764
Holly Energy Partners	153,267	2,771,067
Magellan Midstream Partners	703,625	37,404,705
MPLX	1,222,748	42,343,763
Plains All American Pipeline	1,555,188	20,606,241

Schedule of Investments	February 28, 2023 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Western Midstream Partners	673,622	$17,520,908
TOTAL UNITED STATES		236,310,364
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $130,666,794)		236,310,364

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $1,038,914)	1,038,914	1,038,914

	Face Amount
REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $4,078,649 (collateralized by various U.S. Treasury Obligations, ranging in par value $147,368 - $310,967, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $4,151,428)
(Cost $4,078,146)	$4,078,146	4,078,146
TOTAL INVESTMENTS — 100.4%
(Cost $793,120,002)		$970,311,568

Percentages are based on Net Assets of $966,555,402.

(A)	This security or a partial position of this security is on loan at February 28, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$728,884,144	$—	$—	$728,884,144
Master Limited
Partnerships	236,310,364	—	—	236,310,364
Short-Term Investment	1,038,914	—	—	1,038,914
Repurchase Agreement	—	4,078,146	—	4,078,146
Total Investments in Securities	$966,233,422	$4,078,146	$—	$970,311,568

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.5%
Financials — 0.5%
Toronto-Dominion Bank	46,850	$3,117,868
UNITED STATES — 99.3%
Communication Services — 6.7%
Alphabet, Cl A *	153,041	13,782,872
AT&T	163,872	3,098,819
Comcast, Cl A	79,213	2,944,347
Meta Platforms, Cl A *	22,024	3,852,879
Netflix *	8,653	2,787,391
Omnicom Group	36,549	3,310,243
Take-Two Interactive Software *	28,298	3,100,046
T-Mobile US *	21,593	3,070,093
Verizon Communications	79,511	3,085,822
Walt Disney *	29,701	2,958,517
		41,991,029
Consumer Discretionary — 9.2%
Amazon.com *	103,259	9,730,095
Best Buy	37,654	3,129,424
BorgWarner	70,723	3,555,952
eBay	67,442	3,095,588
Etsy *	23,031	2,796,194
Home Depot	10,050	2,980,227
Lear	23,332	3,258,314
Lowe’s	15,228	3,133,161
Lululemon Athletica *	10,113	3,126,939
Marriott International, Cl A	18,470	3,125,863
NIKE, Cl B	24,830	2,949,556
Starbucks	29,522	3,013,901
Target	19,252	3,243,962
Tesla *	21,887	4,502,375
Tractor Supply	14,653	3,417,959
VF	102,544	2,545,142
		57,604,652
Consumer Staples — 9.5%
Campbell Soup	61,260	3,217,375
Church & Dwight	38,488	3,224,525

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Clorox	22,337	$3,472,063
Coca-Cola	51,999	3,094,461
Colgate-Palmolive	41,460	3,039,018
Costco Wholesale	6,398	3,097,784
Estee Lauder, Cl A	11,362	2,761,534
General Mills	40,885	3,250,766
Hershey	14,290	3,405,593
Hormel Foods	70,601	3,133,272
J M Smucker	21,043	3,112,049
Kellogg	46,534	3,068,452
Kimberly-Clark	23,383	2,924,044
Kroger	71,136	3,068,807
McCormick	40,060	2,977,259
Mondelez International, Cl A	48,672	3,172,441
PepsiCo	18,450	3,201,629
Procter & Gamble	22,098	3,039,801
Walgreens Boots Alliance	87,711	3,116,372
		59,377,245
Energy — 3.6%
Chevron	17,411	2,799,166
ConocoPhillips	26,503	2,739,085
Devon Energy	49,213	2,653,565
EOG Resources	23,716	2,680,382
Hess	20,941	2,820,753
ONEOK	45,293	2,964,427
Phillips 66	29,419	3,017,213
Valero Energy	22,123	2,914,263
		22,588,854
Financials — 11.7%
Aflac	43,250	2,947,488
Allstate	24,745	3,186,661
American Express	20,198	3,514,250
Bank of America	91,081	3,124,078
Bank of New York Mellon	63,663	3,239,173
Capital One Financial	29,321	3,198,335
Citigroup	61,236	3,104,053
CME Group, Cl A	18,191	3,371,884
FactSet Research Systems	7,508	3,112,441

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hartford Financial Services Group	41,201	$3,225,214
JPMorgan Chase	23,327	3,343,925
MetLife	44,370	3,182,660
Moody’s	9,980	2,895,697
Morgan Stanley	32,969	3,181,509
Nasdaq	50,850	2,850,651
Northern Trust	33,226	3,165,441
PNC Financial Services Group	19,877	3,138,976
Principal Financial Group	35,741	3,200,964
Progressive	24,376	3,498,444
Prudential Financial	31,216	3,121,600
S&P Global	8,562	2,921,354
T Rowe Price Group	27,333	3,068,949
US Bancorp	69,463	3,315,469
		72,909,216

Health Care — 16.0%
Abbott Laboratories	27,978	2,845,922
AbbVie	21,316	3,280,532
Agilent Technologies	20,226	2,871,485
Amgen	12,119	2,807,488
Becton Dickinson	12,668	2,971,279
Biogen *	10,787	2,910,980
Boston Scientific *	69,710	3,256,851
Bristol-Myers Squibb	43,525	3,001,484
Cigna Group	10,187	2,975,623
CVS Health	36,603	3,057,815
Danaher	11,372	2,814,911
Edwards Lifesciences *	40,829	3,284,285
Elevance Health	6,580	3,090,429
Eli Lilly	9,092	2,829,612
Gilead Sciences	37,477	3,018,023
Humana	6,291	3,114,171
Intuitive Surgical *	12,199	2,798,329
IQVIA Holdings *	13,950	2,908,156
Johnson & Johnson	18,702	2,866,268
Laboratory Corp of America Holdings	12,393	2,966,388
Merck	29,389	3,122,287
Mettler-Toledo International *	2,051	2,940,539
Pfizer	70,424	2,857,102

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	21,882	$3,027,593
Regeneron Pharmaceuticals *	4,328	3,291,098
ResMed	13,479	2,871,027
Stryker	12,308	3,235,527
Thermo Fisher Scientific	5,426	2,939,590
UnitedHealth Group	6,334	3,014,604
Vertex Pharmaceuticals *	10,037	2,913,641
Waters *	9,429	2,931,382
West Pharmaceutical Services	12,028	3,813,237
Zoetis, Cl A	19,094	3,188,698
		99,816,356
Industrials — 8.0%
3M	27,373	2,949,167
Caterpillar	12,218	2,926,822
CH Robinson Worldwide	31,770	3,175,729
Cummins	12,701	3,087,359
Deere	7,444	3,120,823
Expeditors International of Washington	29,062	3,038,723
Honeywell International	15,290	2,927,729
Illinois Tool Works	13,732	3,201,753
Leidos Holdings	32,359	3,141,088
Rockwell Automation	11,329	3,341,262
Southwest Airlines	84,721	2,844,931
Union Pacific	15,497	3,212,218
United Parcel Service, Cl B	17,033	3,108,352
Verisk Analytics, Cl A	16,835	2,880,637
Waste Management	20,673	3,095,989
WW Grainger	5,517	3,687,728
		49,740,310
Information Technology — 28.2%
Adobe *	8,715	2,823,224
Advanced Micro Devices *	42,152	3,312,304
Akamai Technologies *	35,876	2,604,598
Analog Devices	18,643	3,420,431
Apple	233,885	34,476,988
Applied Materials	27,862	3,236,171
Arista Networks *	25,785	3,576,380
Autodesk *	15,254	3,030,817

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Automatic Data Processing	13,165	$2,893,930
Block, Cl A *	38,971	2,990,245
Cadence Design Systems *	17,263	3,330,723
CDW	15,974	3,233,457
Cisco Systems	65,921	3,191,895
Cognizant Technology Solutions, Cl A	49,257	3,084,966
Dell Technologies, Cl C	76,644	3,114,812
F5 *	21,496	3,073,498
HP	110,869	3,272,853
HubSpot *	9,077	3,511,528
Intuit	7,837	3,191,070
Jack Henry & Associates	17,647	2,898,343
Keysight Technologies *	17,471	2,794,661
Lam Research	6,459	3,139,139
Mastercard, Cl A	8,283	2,942,867
Microsoft	114,296	28,507,708
Motorola Solutions	12,114	3,183,680
NVIDIA	16,339	3,793,262
ON Semiconductor *	43,712	3,383,746
Oracle	35,102	3,067,915
Paychex	26,544	2,930,458
Paycom Software *	9,837	2,843,483
PayPal Holdings *	39,567	2,912,131
Salesforce *	20,338	3,327,500
ServiceNow *	7,103	3,069,704
Synopsys *	9,016	3,279,660
Texas Instruments	17,786	3,049,410
Trimble *	55,944	2,912,445
Visa, Cl A	14,069	3,094,336
Workday, Cl A *	18,727	3,473,297
		175,973,635
Materials — 1.6%
Avery Dennison	16,411	2,989,920
Ecolab	20,493	3,265,969
Steel Dynamics	29,650	3,739,162
		9,995,051
Real Estate — 2.5%
American Tower ‡	14,631	2,897,084

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	37,848	$3,222,379
Equinix ‡	4,376	3,011,869
Jones Lang LaSalle *	17,969	3,134,872
ProLogis ‡	24,915	3,074,511
		15,340,715
Utilities — 2.3%
American Water Works	20,984	2,945,734
Duke Energy	31,063	2,927,998
Exelon	77,458	3,128,528
NextEra Energy	37,523	2,665,259
WEC Energy Group	32,933	2,919,840
		14,587,359
TOTAL UNITED STATES		619,924,422
TOTAL COMMON STOCK
(Cost $632,097,218)		623,042,290
TOTAL INVESTMENTS — 99.8%
(Cost $632,097,218)		$623,042,290

Percentages are based on Net Assets of $624,596,496.

*	Non-income producing security.

‡	Real Estate Investment Trust

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 8.5%
Activision Blizzard	35,457	$2,703,596
AT&T	126,383	2,389,903
Electronic Arts	16,809	1,864,790
Iridium Communications	2,338	143,483
TEGNA	131,979	2,296,435
T-Mobile US *	16,962	2,411,657
Verizon Communications	66,078	2,564,487
		14,374,351
Consumer Discretionary — 3.7%
AutoZone *	582	1,447,166
Dollar General	1,502	324,883
Domino’s Pizza	426	125,248
Genuine Parts	3,727	659,157
H&R Block	5,658	208,214
Hasbro	1,874	103,089
McDonald’s	9,927	2,619,835
Murphy USA	619	157,901
O’Reilly Automotive *	241	200,054
Yum! Brands	3,402	432,598
		6,278,145
Consumer Staples — 8.1%
Archer-Daniels-Midland	12,427	989,189
Campbell Soup	4,712	247,474
Casey’s General Stores	853	177,381
Celsius Holdings *	1,091	99,063
Church & Dwight	1,651	138,321
Coca-Cola	26,387	1,570,290
Constellation Brands, Cl A	648	144,958
Costco Wholesale	270	130,729
Flowers Foods	96,722	2,696,609
General Mills	14,219	1,130,553
Hershey	4,939	1,177,062
Hormel Foods	4,062	180,272
Kroger	3,243	139,903
Lamb Weston Holdings	2,853	287,126
Mondelez International, Cl A	2,224	144,960

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	8,734	$1,515,611
Post Holdings *	1,112	100,036
Procter & Gamble	992	136,460
Walmart	18,750	2,664,937
		13,670,934
Energy — 13.4%
Antero Resources *	6,769	177,348
APA	5,538	212,548
Cheniere Energy	5,686	894,635
Chesapeake Energy	3,097	250,269
Chevron	28,402	4,566,189
ConocoPhillips	24,746	2,557,499
Coterra Energy	12,645	315,746
Devon Energy	10,940	589,885
EOG Resources	10,622	1,200,498
EQT	8,178	271,346
Exxon Mobil	41,529	4,564,452
Helmerich & Payne	2,232	93,923
Hess	6,457	869,758
HF Sinclair	3,026	150,453
Marathon Oil	12,748	320,612
Marathon Petroleum	13,186	1,629,790
Murphy Oil	2,968	115,811
Occidental Petroleum	25,560	1,496,794
PBF Energy, Cl A	3,600	157,356
Southwestern Energy *	19,917	105,560
Targa Resources	3,926	290,917
Texas Pacific Land	271	482,431
Valero Energy	8,611	1,134,327
		22,448,147
Financials — 9.4%
AGNC Investment ‡	11,399	123,907
Allstate	1,113	143,332
Annaly Capital Management ‡	5,738	118,662
Aon, Cl A	607	184,558
Arch Capital Group *	8,619	603,330
Arthur J Gallagher	13,757	2,577,374
Berkshire Hathaway, Cl B *	6,943	2,118,865

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CVB Financial	7,321	$175,191
Erie Indemnity, Cl A	711	167,362
FactSet Research Systems	392	162,504
First Horizon	120,447	2,983,472
Intercontinental Exchange	1,494	152,089
Kinsale Capital Group	481	153,295
LPL Financial Holdings	1,324	330,417
Marsh & McLennan	15,646	2,536,842
Nasdaq	3,081	172,721
Progressive	12,491	1,792,708
RLI	970	133,773
Travelers	705	130,510
Unum Group	4,378	195,040
W R Berkley	7,362	487,291
White Mountains Insurance Group	245	353,675
		15,796,918
Health Care — 29.5%
AbbVie	30,845	4,747,045
Acadia Healthcare *	2,688	194,907
Alnylam Pharmaceuticals *	2,878	550,993
AmerisourceBergen	5,195	808,134
Amgen	11,036	2,556,600
Apellis Pharmaceuticals *	1,611	105,488
Becton Dickinson	511	119,855
Bristol-Myers Squibb	72,046	4,968,292
Cardinal Health	9,442	714,854
Cigna Group	8,834	2,580,411
CVS Health	1,566	130,824
Eli Lilly	12,876	4,007,269
Gilead Sciences	33,530	2,700,171
Haemonetics *	1,302	101,257
Halozyme Therapeutics *	4,244	203,670
Humana	3,201	1,584,559
Ionis Pharmaceuticals *	2,468	88,601
Johnson & Johnson	15,560	2,384,726
Karuna Therapeutics *	619	123,441
Lantheus Holdings *	1,912	141,412
McKesson	5,522	1,931,651
Merck	64,184	6,818,908

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Neurocrine Biosciences *	2,524	$260,224
Premier, Cl A	78,791	2,536,282
QIAGEN *	15,970	733,821
Quest Diagnostics	2,484	343,686
Regeneron Pharmaceuticals *	1,790	1,361,152
Sarepta Therapeutics *	2,935	358,452
United Therapeutics *	979	240,873
UnitedHealth Group	9,239	4,397,210
Vertex Pharmaceuticals *	5,922	1,719,097
		49,513,865
Industrials — 10.6%
CACI International, Cl A *	628	184,004
EMCOR Group	965	161,367
Fluor *	3,180	116,611
FTI Consulting *	14,700	2,700,537
General Dynamics	649	147,914
Honeywell International	634	121,398
Huntington Ingalls Industries	628	135,146
L3Harris Technologies	881	186,059
Leidos Holdings	1,571	152,497
Lockheed Martin	12,613	5,981,841
Northrop Grumman	3,878	1,799,819
Quanta Services	3,073	495,982
Republic Services, Cl A	19,752	2,546,625
Science Applications International	2,500	266,600
Valmont Industries	549	174,214
Waste Management	16,395	2,455,315
WillScot Mobile Mini Holdings *	3,683	189,306
		17,815,235
Information Technology — 8.7%
Akamai Technologies *	1,682	122,113
Amdocs	32,136	2,943,979
Automatic Data Processing	1,226	269,499
Black Knight *	2,213	131,895
Cisco Systems	56,305	2,726,288
Dolby Laboratories, Cl A	1,695	139,465
Enphase Energy *	4,221	888,647
ExlService Holdings *	693	114,005

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
First Solar *	3,198	$540,910
Gen Digital	6,801	132,688
International Business Machines	18,812	2,432,392
Jack Henry & Associates	13,939	2,289,341
Paychex	1,469	162,178
Rogers *	11,252	1,656,294
		14,549,694
Materials — 1.5%
Air Products & Chemicals	773	221,063
CF Industries Holdings	4,041	347,081
Commercial Metals	2,378	123,061
Corteva	15,185	945,874
Silgan Holdings	1,862	99,431
Sonoco Products	2,498	147,532
Steel Dynamics	4,926	621,218
		2,505,260
Real Estate — 2.6%
Agree Realty ‡	1,756	124,290
Camden Property Trust ‡	1,139	130,712
Digital Realty Trust ‡	1,270	132,372
Equity LifeStyle Properties ‡	2,186	149,763
Essex Property Trust ‡	803	183,132
First Industrial Realty Trust ‡	3,097	163,367
Gaming and Leisure Properties ‡	5,554	299,250
Invitation Homes ‡	4,209	131,573
Iron Mountain ‡	5,262	277,570
Mid-America Apartment Communities ‡	873	139,767
Public Storage ‡	6,167	1,843,625
Sun Communities ‡	1,058	151,442
VICI Properties, Cl A ‡	20,029	671,572
		4,398,435
Utilities — 3.8%
AES	13,303	328,318
Ameren	1,494	123,569
Consolidated Edison	9,032	807,009
Duke Energy	1,266	119,333
Hawaiian Electric Industries	3,020	122,159

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
National Fuel Gas	16,169	$926,160
New Jersey Resources	2,293	117,012
PNM Resources	55,578	2,723,322
Sempra Energy	6,207	930,802
Southern	1,912	120,571
		6,318,255
TOTAL UNITED STATES		167,669,239
TOTAL COMMON STOCK
(Cost $164,155,329)		167,669,239
TOTAL INVESTMENTS — 99.8%
(Cost $164,155,329)		$167,669,239

Percentages are based on Net Assets of $168,038,159.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	97	$118,340
CHINA — 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings	807	47,395
PERU — 0.0%
Materials — 0.0%
Southern Copper	163	12,011
SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	1,887	29,267
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	1,002	349,067
UNITED STATES — 99.0%
Communication Services — 7.8%
Activision Blizzard	1,435	109,419
Alphabet, Cl A *	12,137	1,093,058
Alphabet, Cl C *	10,715	967,565
AT&T	14,503	274,252
Charter Communications, Cl A *	205	75,360
Comcast, Cl A	8,920	331,556
Electronic Arts	559	62,015
Endeavor Group Holdings, Cl A *	274	6,113
Fox, Cl A	595	20,837
Fox, Cl B	254	8,192
Liberty Broadband, Cl A *	25	2,168
Liberty Broadband, Cl C *	244	21,147
Live Nation Entertainment *	306	22,050
Match Group *	558	23,112
Meta Platforms, Cl A *	4,630	809,972
Netflix *	892	287,340

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	404	$36,590
Paramount Global, Cl A	19	467
Paramount Global, Cl B	1,143	24,483
Pinterest, Cl A *	1,152	28,927
ROBLOX, Cl A *	666	24,402
Sirius XM Holdings	1,247	5,474
Snap, Cl A *	2,028	20,584
Spotify Technology *	234	27,214
Take-Two Interactive Software *	327	35,823
T-Mobile US *	1,281	182,133
Trade Desk, Cl A *	882	49,357
Verizon Communications	8,560	332,214
Walt Disney *	3,713	369,852
Warner Bros Discovery *	4,449	69,493
Warner Music Group, Cl A	219	6,912
ZoomInfo Technologies, Cl A *	568	13,729
		5,341,810
Consumer Discretionary — 10.4%
Airbnb, Cl A *	766	94,432
Amazon.com *	18,134	1,708,767
Aptiv *	542	63,024
AutoZone *	39	96,975
Best Buy	400	33,244
Booking Holdings *	81	204,444
CarMax *	310	21,402
Carnival *	1,899	20,167
Chewy, Cl A *	162	6,569
Chipotle Mexican Grill, Cl A *	56	83,500
Darden Restaurants	244	34,890
Dollar General	456	98,633
Dollar Tree *	423	61,453
Domino’s Pizza	71	20,875
DoorDash, Cl A *	501	27,385
DR Horton	647	59,835
eBay	1,103	50,628
Etsy *	251	30,474
Expedia Group *	301	32,800
Ford Motor	7,994	96,488
Garmin	307	30,126

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
General Motors	2,845	$110,215
Genuine Parts	279	49,344
Hilton Worldwide Holdings	544	78,613
Home Depot	2,088	619,176
Las Vegas Sands *	659	37,873
Lennar, Cl A	502	48,563
Lennar, Cl B	20	1,633
Lowe’s	1,258	258,833
Lucid Group *	1,049	9,577
Lululemon Athletica *	246	76,063
Marriott International, Cl A	579	97,990
McDonald’s	1,500	395,865
MGM Resorts International	625	26,881
NIKE, Cl B	2,539	301,608
NVR *	6	31,042
O’Reilly Automotive *	127	105,423
Pool	76	27,121
Rivian Automotive, Cl A *	998	19,261
Ross Stores	688	76,052
Starbucks	2,288	233,582
Target	933	157,211
Tesla *	5,475	1,126,262
TJX	2,202	168,673
Tractor Supply	222	51,784
Ulta Beauty *	101	52,399
VF	685	17,002
Yum! Brands	575	73,117
		7,127,274
Consumer Staples — 6.5%
Albertsons, Cl A	289	5,745
Altria Group	3,657	169,794
Archer-Daniels-Midland	1,129	89,868
Brown-Forman, Cl A	87	5,648
Brown-Forman, Cl B	611	39,636
Campbell Soup	391	20,535
Church & Dwight	485	40,633
Clorox	245	38,083
Coca-Cola	7,908	470,605
Colgate-Palmolive	1,690	123,877

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Conagra Brands	957	$34,844
Constellation Brands, Cl A	336	75,163
Costco Wholesale	900	435,762
Estee Lauder, Cl A	432	104,998
General Mills	1,200	95,412
Hershey	296	70,543
Hormel Foods	565	25,075
J M Smucker	200	29,578
Kellogg	518	34,157
Keurig Dr Pepper	1,820	62,881
Kimberly-Clark	683	85,409
Kraft Heinz	1,573	61,253
Kroger	1,326	57,204
McCormick	498	37,011
Mondelez International, Cl A	2,780	181,200
Monster Beverage *	760	77,338
PepsiCo	2,810	487,619
Philip Morris International	3,153	306,787
Procter & Gamble	4,872	670,192
Sysco	1,015	75,689
Tyson Foods, Cl A	570	33,767
Walgreens Boots Alliance	1,436	51,021
Walmart	2,867	407,487
		4,504,814
Energy — 4.9%
Baker Hughes, Cl A	2,029	62,087
Cheniere Energy	501	78,827
Chevron	3,916	629,575
ConocoPhillips	2,590	267,676
Coterra Energy	1,542	38,504
Devon Energy	1,314	70,851
Diamondback Energy	356	50,046
EOG Resources	1,187	134,155
EQT	660	21,899
Exxon Mobil	8,361	918,958
Halliburton	1,689	61,192
Hess	565	76,106
Kinder Morgan	3,981	67,916
Marathon Oil	1,350	33,953

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	1,008	$124,589
Occidental Petroleum	1,886	110,444
ONEOK	895	58,578
Phillips 66	972	99,688
Pioneer Natural Resources	459	91,988
Schlumberger	2,870	152,713
Targa Resources	453	33,567
Texas Pacific Land	12	21,362
Valero Energy	796	104,857
Williams	2,457	73,956
		3,383,487
Financials — 11.3%
Aflac	1,162	79,190
Allstate	536	69,026
American Express	1,118	194,521
American International Group	1,538	93,987
Ameriprise Financial	218	74,746
Aon, Cl A	408	124,052
Apollo Global Management	863	61,187
Arch Capital Group *	715	50,050
Ares Management, Cl A	298	24,028
Arthur J Gallagher	421	78,874
Bank of America	14,274	489,598
Bank of New York Mellon	1,473	74,946
Berkshire Hathaway, Cl B *	2,645	807,201
BlackRock, Cl A	284	195,798
Blackstone, Cl A	1,410	128,028
Blue Owl Capital, Cl A	835	10,304
Brown & Brown	462	25,904
Capital One Financial	765	83,446
Charles Schwab	3,106	242,020
Chubb	789	166,495
Cincinnati Financial	309	37,296
Citigroup	3,933	199,364
Citizens Financial Group	986	41,175
CME Group, Cl A	725	134,386
Discover Financial Services	543	60,816
Eversource Energy	691	52,074
FactSet Research Systems	76	31,506

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	1,369	$49,695
First Republic Bank	364	44,776
Franklin Resources	554	16,326
Goldman Sachs Group	692	243,342
Hartford Financial Services Group	647	50,647
Huntington Bancshares	2,841	43,524
Interactive Brokers Group, Cl A	189	16,275
Intercontinental Exchange	1,122	114,220
JPMorgan Chase	5,918	848,345
KeyCorp	1,853	33,891
KKR	1,465	82,553
Loews	397	24,253
LPL Financial Holdings	153	38,183
M&T Bank	348	54,041
Markel *	25	33,246
Marsh & McLennan	1,012	164,086
MetLife	1,209	86,722
Moody’s	319	92,558
Morgan Stanley	2,697	260,260
MSCI, Cl A	158	82,500
Nasdaq	683	38,289
Northern Trust	400	38,108
PNC Financial Services Group	828	130,758
Principal Financial Group	497	44,511
Progressive	1,186	170,215
Prudential Financial	752	75,200
Raymond James Financial	391	42,408
Regions Financial	1,862	43,422
Rocket, Cl A	123	967
S&P Global	678	231,334
State Street	699	61,987
SVB Financial Group *	116	33,421
Synchrony Financial	955	34,103
T Rowe Price Group	446	50,077
Tradeweb Markets, Cl A	206	14,603
Travelers	479	88,672
Truist Financial	2,675	125,591
US Bancorp	2,719	129,778
W R Berkley	397	26,277

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Wells Fargo	7,723	$361,205
Willis Towers Watson	220	51,559
		7,801,946
Health Care — 14.5%
Abbott Laboratories	3,545	360,597
AbbVie	3,603	554,502
Agilent Technologies	598	84,898
Align Technology *	146	45,187
Alnylam Pharmaceuticals *	240	45,948
AmerisourceBergen	348	54,135
Amgen	1,088	252,046
Avantor *	1,280	31,194
Baxter International	1,009	40,310
Becton Dickinson	579	135,804
Biogen *	292	78,799
BioMarin Pharmaceutical *	369	36,749
Bio-Rad Laboratories, Cl A *	41	19,591
Boston Scientific *	2,900	135,488
Bristol-Myers Squibb	4,348	299,838
Cardinal Health	522	39,521
Centene *	1,147	78,455
Charles River Laboratories International *	100	21,934
Cigna Group	618	180,518
Cooper	98	32,043
CVS Health	2,665	222,634
Danaher	1,349	333,918
Dexcom *	789	87,587
Edwards Lifesciences *	1,245	100,148
Elevance Health	488	229,199
Eli Lilly	1,791	557,395
GE HealthCare Technologies *	727	55,252
Gilead Sciences	2,550	205,352
HCA Healthcare	436	106,144
Hologic *	494	39,342
Horizon Therapeutics *	459	50,256
Humana	254	125,735
IDEXX Laboratories *	167	79,031
Illumina *	317	63,146
Incyte *	366	28,175

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	138	$38,138
Intuitive Surgical *	723	165,849
IQVIA Holdings *	368	76,717
Johnson & Johnson	5,363	821,933
Laboratory Corp of America Holdings	181	43,324
McKesson	285	99,696
Medtronic	2,703	223,808
Merck	5,147	546,817
Mettler-Toledo International *	45	64,517
Moderna *	692	96,057
Molina Healthcare *	115	31,663
PerkinElmer	251	31,267
Pfizer	11,440	464,121
Quest Diagnostics	231	31,961
Regeneron Pharmaceuticals *	212	161,209
ResMed	293	62,409
Royalty Pharma, Cl A	732	26,242
Seagen *	271	48,696
STERIS	200	37,606
Stryker	676	177,707
Teleflex	92	21,917
Thermo Fisher Scientific	798	432,324
UnitedHealth Group	1,903	905,714
Veeva Systems, Cl A *	280	46,385
Vertex Pharmaceuticals *	520	150,951
Viatris, Cl W	2,402	27,383
Waters *	119	36,996
West Pharmaceutical Services	147	46,603
Zimmer Biomet Holdings	422	52,273
Zoetis, Cl A	950	158,650
		9,939,804
Industrials — 8.3%
3M	1,124	121,100
AMETEK	461	65,259
Boeing *	1,208	243,472
Carlisle	101	26,080
Carrier Global	1,698	76,461
Caterpillar	1,073	257,037
Cintas	173	75,855

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Copart *	864	$60,877
CoStar Group *	812	57,376
CSX	4,338	132,266
Cummins	284	69,035
Deere	565	236,871
Delta Air Lines *	1,285	49,267
Dover	286	42,871
Eaton	805	140,819
Emerson Electric	1,191	98,508
Equifax	245	49,620
Expeditors International of Washington	325	33,982
Fastenal	1,156	59,603
FedEx	486	98,765
Fortive	703	46,862
General Dynamics	488	111,220
General Electric	2,208	187,040
HEICO	78	12,915
HEICO, Cl A	145	18,872
Honeywell International	1,369	262,136
Howmet Aerospace	762	32,141
IDEX	150	33,747
Illinois Tool Works	551	128,471
Ingersoll Rand	808	46,921
Jacobs Solutions	252	30,114
JB Hunt Transport Services	164	29,650
Johnson Controls International	1,390	87,181
L3Harris Technologies	385	81,308
Lockheed Martin	540	256,100
Norfolk Southern	476	107,014
Northrop Grumman	283	131,343
Old Dominion Freight Line	204	69,209
Otis Worldwide	848	71,758
PACCAR	959	69,204
Parker-Hannifin	258	90,777
Quanta Services	283	45,676
Raytheon Technologies	3,005	294,760
Republic Services, Cl A	414	53,377
Rockwell Automation	232	68,424
Rollins	491	17,283

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Southwest Airlines	1,185	$39,792
Stanley Black & Decker	291	24,913
Trane Technologies	467	86,381
TransDigm Group	103	76,619
TransUnion	379	24,798
Uber Technologies *	3,851	128,084
Union Pacific	1,269	263,038
United Airlines Holdings *	648	33,670
United Parcel Service, Cl B	1,490	271,910
United Rentals	140	65,594
Verisk Analytics, Cl A	313	53,557
Waste Management	838	125,499
Westinghouse Air Brake Technologies	348	36,307
WW Grainger	91	60,827
Xylem	360	36,954
		5,706,570
Information Technology — 28.1%
Accenture, Cl A	1,353	359,289
Adobe *	945	306,133
Advanced Micro Devices *	3,270	256,957
Akamai Technologies *	310	22,506
Amphenol, Cl A	1,198	92,869
Analog Devices	1,042	191,176
ANSYS *	174	52,828
Apple	32,440	4,781,980
Applied Materials	1,744	202,566
Arista Networks *	471	65,328
Aspen Technology *	55	11,661
Atlassian, Cl A *	286	46,998
Autodesk *	436	86,629
Automatic Data Processing	844	185,528
Bentley Systems, Cl B	418	16,912
BILL Holdings *	196	16,587
Block, Cl A *	1,060	81,334
Broadcom	832	494,449
Broadridge Financial Solutions	238	33,506
Cadence Design Systems *	549	105,924
CDW	271	54,856
Cisco Systems	7,656	370,704

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cloudflare, Cl A *	518	$31,085
Cognizant Technology Solutions, Cl A	1,044	65,386
Corning	1,537	52,181
Crowdstrike Holdings, Cl A *	422	50,931
Datadog, Cl A *	529	40,479
Dell Technologies, Cl C	490	19,914
DocuSign, Cl A *	390	23,926
Enphase Energy *	267	56,212
EPAM Systems *	111	34,149
Fidelity National Information Services	1,219	77,248
First Solar *	202	34,166
Fiserv *	1,199	137,993
FleetCor Technologies *	144	30,930
Fortinet *	1,347	80,066
Gartner *	155	50,811
Global Payments	553	62,047
GLOBALFOUNDRIES *	130	8,494
Hewlett Packard Enterprise	2,573	40,165
HP	2,024	59,748
HubSpot *	91	35,204
Intel	8,358	208,365
International Business Machines	1,838	237,653
Intuit	558	227,206
Keysight Technologies *	358	57,266
KLA	287	108,882
Lam Research	277	134,625
Marvell Technology	1,713	77,342
Mastercard, Cl A	1,734	616,073
Microchip Technology	1,095	88,728
Micron Technology	2,235	129,228
Microsoft	15,002	3,741,799
MongoDB, Cl A *	131	27,447
Monolithic Power Systems	89	43,102
Motorola Solutions	336	88,304
NetApp	430	27,756
NVIDIA	4,806	1,115,761
Okta, Cl A *	291	20,745
ON Semiconductor *	868	67,192
Oracle	3,144	274,786

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *	3,357	$26,319
Palo Alto Networks *	593	111,703
Paychex	651	71,870
Paycom Software *	101	29,195
PayPal Holdings *	2,345	172,592
QUALCOMM	2,284	282,143
Roper Technologies	214	92,063
Salesforce *	1,974	322,966
Seagate Technology Holdings	381	24,597
ServiceNow *	410	177,190
Skyworks Solutions	318	35,479
Snowflake, Cl A *	546	84,291
SolarEdge Technologies *	110	34,971
Splunk *	321	32,903
SS&C Technologies Holdings	440	25,828
Synopsys *	308	112,038
TE Connectivity	646	82,249
Teledyne Technologies *	92	39,566
Teradyne	310	31,353
Texas Instruments	1,860	318,897
Trimble *	488	25,405
Twilio, Cl A *	335	22,515
Tyler Technologies *	81	26,021
Ubiquiti	6	1,610
Unity Software *	615	18,721
VeriSign *	186	36,610
Visa, Cl A	3,318	729,761
VMware, Cl A *	455	50,109
Western Digital *	616	23,704
Workday, Cl A *	401	74,373
Zebra Technologies, Cl A *	102	30,626
Zoom Video Communications, Cl A *	438	32,670
Zscaler *	166	21,771
		19,322,224
Materials — 2.0%
Air Products & Chemicals	449	128,405
Albemarle	235	59,763
Amcor	2,967	33,052
Ball	623	35,019

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Celanese, Cl A	195	$22,665
CF Industries Holdings	396	34,013
Corteva	1,455	90,632
Dow	1,451	82,997
DuPont de Nemours	926	67,626
Ecolab	510	81,279
FMC	255	32,933
Freeport-McMoRan	2,888	118,321
International Flavors & Fragrances	513	47,812
International Paper	715	26,019
LyondellBasell Industries, Cl A	512	49,147
Martin Marietta Materials	124	44,624
Mosaic	685	36,435
Newmont	1,604	69,950
Nucor	526	88,073
PPG Industries	473	62,464
Sherwin-Williams	482	106,691
Steel Dynamics	337	42,499
Vulcan Materials	260	47,037
		1,407,456
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	325	48,678
American Tower ‡	945	187,119
AvalonBay Communities ‡	275	47,443
Boston Properties ‡	280	18,334
Camden Property Trust ‡	208	23,870
CBRE Group, Cl A *	620	52,787
Crown Castle ‡	875	114,406
Digital Realty Trust ‡	579	60,349
Equinix ‡	189	130,083
Equity Residential ‡	732	45,765
Essex Property Trust ‡	128	29,192
Extra Space Storage ‡	264	43,468
Healthpeak Properties ‡	1,068	25,696
Invitation Homes ‡	1,218	38,075
Mid-America Apartment Communities ‡	229	36,663
ProLogis ‡	1,875	231,375
Public Storage ‡	308	92,077
Realty Income ‡	1,247	79,746

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	215	$55,760
Simon Property Group ‡	657	80,213
Sun Communities ‡	242	34,640
UDR ‡	639	27,375
Ventas ‡	796	38,725
VICI Properties, Cl A ‡	1,940	65,048
Welltower ‡	935	69,302
Weyerhaeuser ‡	1,483	46,344
WP Carey ‡	430	34,899
		1,757,432
Utilities — 2.6%
AES	1,307	32,257
Alliant Energy	497	25,481
Ameren	515	42,596
American Electric Power	1,040	91,489
American Water Works	366	51,379
Atmos Energy	277	31,248
Avangrid	126	4,918
CenterPoint Energy	1,256	34,942
CMS Energy	578	34,085
Consolidated Edison	715	63,885
Constellation Energy	657	49,203
Dominion Energy	1,685	93,720
DTE Energy	424	46,517
Duke Energy	1,563	147,328
Edison International	767	50,783
Entergy	406	41,765
Evergy	450	26,465
Exelon	1,987	80,255
FirstEnergy	1,089	43,059
NextEra Energy	4,057	288,169
PG&E *	3,539	55,279
PPL	1,448	39,197
Public Service Enterprise Group	1,005	60,732
Sempra Energy	637	95,525
Southern	2,207	139,173
WEC Energy Group	635	56,299

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	1,104	$71,285
		1,797,034
TOTAL UNITED STATES		68,089,851
TOTAL COMMON STOCK
(Cost $68,422,331)		68,645,931
TOTAL INVESTMENTS — 99.8%
(Cost $68,422,331)		$68,645,931

Percentages are based on Net Assets of $68,756,542.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 6.6%
Meta Platforms, Cl A *	421	$73,650
Nexstar Media Group, Cl A	531	98,713
ROBLOX, Cl A *	2,763	101,236
Roku, Cl A *	913	59,062
Snap, Cl A *	2,904	29,476
Trade Desk, Cl A *	1,438	80,470
ZoomInfo Technologies, Cl A *	1,793	43,337
		485,944
Consumer Discretionary — 6.2%
Airbnb, Cl A *	553	68,174
Carvana, Cl A *	1,496	14,092
DoorDash, Cl A *	1,042	56,956
QuantumScape, Cl A *	5,681	54,367
Rivian Automotive, Cl A *	2,807	54,175
Skechers USA, Cl A *	2,197	97,788
Tesla *	292	60,067
Wayfair, Cl A *	1,097	44,418
		450,037
Energy — 4.0%
Antero Resources *	2,411	63,168
Matador Resources	1,545	83,106
New Fortress Energy, Cl A	2,174	71,720
Pioneer Natural Resources	365	73,150
		291,144
Financials — 14.9%
Apollo Global Management	1,689	119,750
Ares Management, Cl A	1,271	102,481
BlackRock, Cl A	136	93,763
Blackstone, Cl A	835	75,818
Capital One Financial	677	73,847
Coinbase Global, Cl A *	754	48,882
Essent Group	2,091	89,808
Intercontinental Exchange	732	74,518
MarketAxess Holdings	321	109,605
Pinnacle Financial Partners	1,093	80,980
Robinhood Markets, Cl A *	8,643	87,035

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Signature Bank NY	340	$39,117
Starwood Property Trust ‡	3,706	71,007
Upstart Holdings *	1,101	20,380
		1,086,991
Health Care — 18.8%
Guardant Health *	1,339	41,362
Inspire Medical Systems *	509	132,304
Ionis Pharmaceuticals *	2,292	82,283
Jazz Pharmaceuticals *	529	74,271
Masimo *	744	124,479
Medpace Holdings *	628	121,757
Neurocrine Biosciences *	935	96,398
Oak Street Health *	4,644	164,398
Penumbra *	487	126,615
Regeneron Pharmaceuticals *	128	97,334
Royalty Pharma, Cl A	1,961	70,302
Ultragenyx Pharmaceutical *	1,181	52,543
United Therapeutics *	473	116,377
Veeva Systems, Cl A *	466	77,197
		1,377,620
Industrials — 5.1%
Axon Enterprise *	748	149,832
Clean Harbors *	802	105,920
CoStar Group *	1,323	93,483
Lyft, Cl A *	2,537	25,370
		374,605
Information Technology — 32.7%
Affirm Holdings, Cl A *	2,949	40,165
Akamai Technologies *	756	54,886
AppLovin, Cl A *	2,516	33,966
BILL Holdings *	600	50,778
Block, Cl A *	848	65,067
Cloudflare, Cl A *	983	58,990
Crowdstrike Holdings, Cl A *	427	51,535
Datadog, Cl A *	701	53,640
Dell Technologies, Cl C	1,803	73,274
Dropbox, Cl A *	3,873	79,009

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
EPAM Systems *	320	$98,448
Euronet Worldwide *	720	78,372
FleetCor Technologies *	340	73,029
Fortinet *	1,466	87,139
Monolithic Power Systems	215	104,122
NVIDIA	457	106,097
Okta, Cl A *	712	50,758
Palantir Technologies, Cl A *	8,154	63,927
Paycom Software *	299	86,429
Pegasystems	2,168	100,552
Procore Technologies *	1,501	100,552
RingCentral, Cl A *	976	32,247
Salesforce *	482	78,860
SentinelOne, Cl A *	5,380	86,026
SS&C Technologies Holdings	1,311	76,956
Synopsys *	293	106,582
Twilio, Cl A *	759	51,012
Ubiquiti	299	80,222
UiPath, Cl A *	5,449	80,863
VeriSign *	471	92,707
Workday, Cl A *	410	76,043
Zoom Video Communications, Cl A *	852	63,551
Zscaler *	412	54,034
		2,389,838
Materials — 3.8%
MP Materials *	2,229	78,015
Steel Dynamics	980	123,587
Westlake	670	79,824
		281,426
Real Estate — 7.8%
American Homes 4 Rent, Cl A ‡	2,141	66,414
Apartment Income REIT ‡	1,725	65,205
Camden Property Trust ‡	541	62,085
Invitation Homes ‡	2,130	66,584
Medical Properties Trust ‡	4,615	47,534
ProLogis ‡	527	65,032
Rexford Industrial Realty ‡	1,087	65,720
Vornado Realty Trust ‡	2,136	42,250

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Zillow Group, Cl C *	2,128	$89,376
		570,200
TOTAL UNITED STATES		7,307,805
TOTAL COMMON STOCK
(Cost $10,203,610)		7,307,805
TOTAL INVESTMENTS — 99.9%
(Cost $10,203,610)		$7,307,805

Percentages are based on Net Assets of $7,315,608.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank-Offered Rate

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

GLX-QH-005-2200

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 1.6%
Industrials — 1.6%
ATS *	623,969	$25,230,081
FINLAND — 1.2%
Industrials — 1.2%
Cargotec, Cl B	372,991	19,057,963
ISRAEL — 0.6%
Consumer Discretionary — 0.6%
Maytronics (A)	726,299	8,748,195
JAPAN — 35.6%
Health Care — 0.2%
CYBERDYNE * (A)	1,755,095	3,826,768
Industrials — 21.3%
Daifuku	857,050	46,748,754
FANUC	727,258	123,705,670
Hirata	135,280	6,673,873
Shibaura Machine	212,130	4,928,910
SMC	145,678	73,900,450
Yaskawa Electric	1,799,950	70,827,236
		326,784,893
Information Technology — 14.1%
ExaWizards * (A)	1,367,730	2,962,085
Keyence	322,275	139,329,551
Omron	1,281,703	68,801,617
PKSHA Technology * (A)	291,035	4,409,913
		215,503,166
TOTAL JAPAN		546,114,827
NORWAY — 3.2%
Industrials — 3.2%
AutoStore Holdings * (A)	23,206,940	48,515,313

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.3%
Industrials — 1.3%
Hyulim ROBOT *	1,676,819	$3,415,097
Rainbow Robotics *	241,868	16,925,734
TOTAL SOUTH KOREA		20,340,831
SWITZERLAND — 11.9%
Health Care — 2.3%
Tecan Group	86,007	34,944,215
Industrials — 9.6%
ABB	4,245,739	141,698,283
Accelleron Industries *	211,167	5,227,073
		146,925,356
TOTAL SWITZERLAND		181,869,571
UNITED KINGDOM — 1.5%
Information Technology — 1.5%
Renishaw	489,779	23,682,534
UNITED STATES — 42.8%
Consumer Discretionary — 0.5%
iRobot *	183,041	7,521,155
Energy — 0.7%
Helix Energy Solutions Group *	1,256,007	10,399,738
Financials — 0.7%
Upstart Holdings * (A)	565,801	10,472,976
Health Care — 10.1%
Intuitive Surgical *	560,223	128,509,554
Omnicell *	296,328	16,132,096
PROCEPT BioRobotics * (A)	298,532	11,180,024
		155,821,674
Industrials — 4.5%
AeroVironment *	167,022	14,320,466
Berkshire Grey * (A)	2,188,495	2,888,813
John Bean Technologies	214,945	23,835,251

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Maxar Technologies	493,410	$25,459,659
TuSimple Holdings, Cl A * (A)	1,279,044	2,455,765
		68,959,954
Information Technology — 26.3%
Appian, Cl A *	275,779	11,431,040
C3.ai, Cl A * (A)	683,284	15,428,553
Cerence *	264,496	7,241,900
Cognex	1,176,254	55,777,965
Dynatrace *	1,560,001	66,346,842
FARO Technologies *	136,360	3,708,992
NVIDIA	686,836	159,455,846
Pegasystems	553,309	25,662,471
PROS Holdings *	299,546	7,815,155
SoundHound AI, Cl A * (A)	1,314,881	3,931,494
UiPath, Cl A *	3,128,871	46,432,446
		403,232,704
TOTAL UNITED STATES		656,408,201
TOTAL COMMON STOCK
(Cost $1,657,420,420)		1,529,967,516

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $15,501,341)	15,501,341	15,501,341

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.0%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $60,856,351 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,198,836 - $4,639,855, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $61,942,325)
(Cost $60,848,846)	$60,848,846	$60,848,846
TOTAL INVESTMENTS — 104.7%
(Cost $1,733,770,607)		$1,606,317,703

Percentages are based on Net Assets of $1,533,731,666.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,529,967,516	$—	$—	$1,529,967,516
Short-Term Investment	15,501,341	—	—	15,501,341
Repurchase Agreement	—	60,848,846	—	60,848,846
Total Investments in Securities	$1,545,468,857	$60,848,846	$—	$1,606,317,703

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRIA — 2.1%
Information Technology — 2.1%
ams-OSRAM *	580,592	$4,545,622
Kontron	140,095	2,815,420
TOTAL AUSTRIA		7,361,042
CANADA — 0.2%
Information Technology — 0.2%
BlackBerry *	157,828	612,373
CHINA — 1.8%
Information Technology — 1.8%
NXP Semiconductors	35,936	6,413,857
FRANCE — 1.0%
Industrials — 1.0%
Legrand	38,547	3,581,014
ITALY — 0.3%
Information Technology — 0.3%
Datalogic	123,851	1,159,113
JAPAN — 1.4%
Information Technology — 1.4%
Nippon Ceramic	56,948	1,108,733
Renesas Electronics *	284,693	3,686,808
TOTAL JAPAN		4,795,541
NORWAY — 1.7%
Information Technology — 1.7%
Nordic Semiconductor *	408,354	5,894,493
SINGAPORE — 7.0%
Information Technology — 7.0%
STMicroelectronics	507,919	24,468,127

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.1%
Information Technology — 0.1%
Fingerprint Cards, Cl B *	1,218,834	$338,935
SWITZERLAND — 3.5%
Industrials — 2.1%
ABB	214,136	7,146,625
Accelleron Industries *	10,711	265,132
		7,411,757
Information Technology — 1.4%
Landis+Gyr Group	61,567	4,644,211
TOTAL SWITZERLAND		12,055,968
TAIWAN — 9.4%
Information Technology — 9.4%
Advantech	1,509,121	17,681,819
eMemory Technology	164,082	10,070,180
MediaTek	212,280	5,037,117
TOTAL TAIWAN		32,789,116
UNITED KINGDOM — 0.2%
Information Technology — 0.2%
Spirent Communications	292,123	753,295
UNITED STATES — 71.4%
Communication Services — 0.7%
Globalstar *	666,367	852,950
Iridium Communications	22,850	1,402,304
		2,255,254
Consumer Discretionary — 10.5%
ADT	1,811,099	13,655,686
Garmin	176,714	17,340,945
Vivint Smart Home *	452,865	5,090,203
Vuzix * (A)	133,610	554,481
		36,641,315

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 7.7%
Butterfly Network *	258,175	$635,110
Dexcom *	238,254	26,448,577
		27,083,687
Industrials — 14.2%
Emerson Electric	71,972	5,952,804
Honeywell International	31,742	6,077,958
Johnson Controls International	119,858	7,517,494
Resideo Technologies *	42,323	776,204
Rockwell Automation	16,987	5,009,976
Schneider Electric	47,607	7,680,128
Sensata Technologies Holding	333,772	16,882,188
		49,896,752
Information Technology — 38.3%
Alarm.com Holdings *	105,994	5,387,675
Ambarella *	81,201	7,658,066
Analog Devices	38,205	7,009,471
Arlo Technologies *	182,394	693,097
Badger Meter	62,294	7,576,196
Belden	94,257	7,953,406
Cisco Systems	130,582	6,322,781
Digi International *	73,939	2,467,344
GLOBALFOUNDRIES * (A)	76,709	5,012,166
Impinj *	54,081	7,172,222
InterDigital (A)	65,387	4,772,597
International Business Machines	41,139	5,319,273
Itron *	95,083	5,302,779
Latch * (A)	665,374	525,646
Lattice Semiconductor *	19,756	1,678,470
NETGEAR *	60,409	1,093,403
PTC *	16,821	2,108,176
QUALCOMM	46,608	5,757,486
Rambus *	234,648	10,378,481
Samsara, Cl A *	190,689	3,176,879
Semtech *	15,286	470,962
Silicon Laboratories *	77,866	13,901,417
Skyworks Solutions	184,604	20,596,268
SmartRent, Cl A * (A)	411,223	1,065,068

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synaptics *	6,974	$820,212
		134,219,541
TOTAL UNITED STATES		250,096,549
TOTAL COMMON STOCK
(Cost $317,768,871)		350,319,423

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $1,109,508)	1,109,508	1,109,508

	Face Amount
REPURCHASE AGREEMENT(B) — 1.2%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $4,355,790 (collateralized by various U.S. Treasury Obligations, ranging in par value $157,382 - $332,097, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $4,433,516)
(Cost $4,355,253)	$4,355,253	4,355,253
TOTAL INVESTMENTS — 101.6%
(Cost $323,233,632)		$355,784,184

Percentages are based on Net Assets of $350,338,581.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Internet of Things ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$317,530,307	$32,789,116	$—	$350,319,423
Short-Term Investment	1,109,508	—	—	1,109,508
Repurchase Agreement	—	4,355,253	—	4,355,253
Total Investments in Securities	$318,639,815	$37,144,369	$—	$355,784,184

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.2%
Financials — 0.8%
HUB24	99,685	$1,954,832
Zip * (A)	3,937,658	1,340,956
		3,295,788
Information Technology — 0.4%
IRESS	233,976	1,468,947
TOTAL AUSTRALIA		4,764,735
BRAZIL — 1.2%
Information Technology — 1.2%
Pagseguro Digital, Cl A *	245,955	2,132,430
StoneCo, Cl A *	345,507	2,940,265
TOTAL BRAZIL		5,072,695
CANADA — 1.5%
Information Technology — 1.5%
Bitfarms * (A)	984,200	918,090
Hive Blockchain Technologies * (A)	426,307	1,214,934
Hut 8 Mining * (A)	821,680	1,345,879
Nuvei *	81,580	2,503,516
TOTAL CANADA		5,982,419
CHINA — 2.3%
Financials — 1.6%
Lufax Holding ADR	2,929,950	6,328,692
Information Technology — 0.7%
Linklogis, Cl B *	2,481,900	1,163,564
Yeahka * (A)	551,514	1,826,787
		2,990,351
TOTAL CHINA		9,319,043
DENMARK — 0.9%
Information Technology — 0.9%
SimCorp	50,141	3,612,324

Schedule of Investments	February 28, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.3%
Financials — 0.3%
Hypoport *	8,162	$1,240,378
ISRAEL — 0.3%
Information Technology — 0.3%
Sapiens International	68,413	1,410,676
ITALY — 3.2%
Information Technology — 3.2%
Nexi *	1,616,945	13,121,441
JAPAN — 0.2%
Financials — 0.2%
WealthNavi * (A)	102,276	958,826
NETHERLANDS — 6.3%
Information Technology — 6.3%
Adyen *	18,298	26,103,685
NEW ZEALAND — 2.3%
Information Technology — 2.3%
Xero *	184,303	9,656,920
SOUTH KOREA — 1.9%
Information Technology — 1.9%
Kakaopay * (A)	163,797	7,761,248
SWITZERLAND — 2.0%
Financials — 0.3%
Leonteq	23,502	1,366,614
Information Technology — 1.7%
Temenos	91,949	6,796,721
TOTAL SWITZERLAND		8,163,335

Schedule of Investments	February 28, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 2.2%
Information Technology — 2.2%
Wise, Cl A *	1,268,537	$8,996,477
UNITED STATES — 73.4%
Financials — 8.2%
Avantax * (A)	72,038	2,059,567
Bakkt Holdings * (A)	570,024	832,235
Coinbase Global, Cl A * (A)	214,365	13,897,283
Lemonade * (A)	76,797	1,251,791
LendingClub *	127,311	1,196,723
LendingTree *	24,390	803,163
Moneylion * (A)	847,118	566,553
Open Lending, Cl A *	157,452	1,114,760
SoFi Technologies * (A)	1,125,925	7,431,105
Sunlight Financial Holdings * (A)	386,016	505,681
Upstart Holdings * (A)	104,534	1,934,924
Virtu Financial, Cl A	129,932	2,388,150
		33,981,935
Health Care — 1.7%
HealthEquity *	104,165	6,788,433
Information Technology — 63.5%
ACI Worldwide *	140,203	3,624,248
Affirm Holdings, Cl A * (A)	278,247	3,789,724
BILL Holdings *	129,013	10,918,370
Black Knight *	192,290	11,460,484
Blend Labs, Cl A * (A)	442,400	698,992
Block, Cl A *	418,126	32,082,808
Envestnet *	67,884	4,243,429
Fidelity National Information Services	274,555	17,398,550
Fiserv *	283,769	32,658,974
Flywire *	123,858	3,063,008
Global Payments	170,239	19,100,816
Guidewire Software *	102,903	7,224,820
I3 Verticals, Cl A *	53,738	1,322,492
Intuit	66,547	27,096,607
Jack Henry & Associates	90,174	14,810,178
Marathon Digital Holdings * (A)	188,174	1,336,035

Schedule of Investments	February 28, 2023 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MeridianLink *	98,862	$1,558,065
Mitek Systems *	146,259	1,360,209
nCino *	136,086	3,708,344
Pagaya Technologies, Cl A * (A)	569,456	586,540
Paymentus Holdings, Cl A *	94,219	843,260
Payoneer Global *	426,357	2,472,871
PayPal Holdings *	346,894	25,531,398
Paysafe *	83,289	1,660,781
Riot Platforms * (A)	276,333	1,727,081
Shift4 Payments, Cl A *	65,950	4,253,775
SS&C Technologies Holdings	314,449	18,458,156
Toast, Cl A *	348,474	6,593,128
Vertex, Cl A *	123,460	1,923,507
		261,506,650
TOTAL UNITED STATES		302,277,018
URUGUAY — 0.7%
Information Technology — 0.7%
Dlocal, Cl A * (A)	198,653	2,967,876
TOTAL COMMON STOCK
(Cost $672,043,210)		411,409,096

SHORT-TERM INVESTMENT(B)(C) — 1.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $6,650,534)	6,650,534	6,650,534

Schedule of Investments	February 28, 2023 (Unaudited)

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 6.3%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $26,109,175 (collateralized by various U.S. Treasury Obligations, ranging in par value $943,366 - $1,990,635, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $26,575,089)
(Cost $26,105,955)	$26,105,955	$26,105,955
TOTAL INVESTMENTS — 107.8%
(Cost $704,799,699)		$444,165,585

Percentages are based on Net Assets of $412,089,985.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$411,409,096	$—	$—	$411,409,096
Short-Term Investment	6,650,534	—	—	6,650,534
Repurchase Agreement	—	26,105,955	—	26,105,955
Total Investments in Securities	$418,059,630	$26,105,955	$—	$444,165,585

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 9.9%
Communication Services — 9.9%
Bilibili ADR * (A)	270,075	$5,212,447
DouYu International Holdings ADR *	510,684	638,355
HUYA ADR *	143,225	615,868
iDreamSky Technology Holdings * (A)	1,158,000	528,141
NetEase ADR	107,331	8,333,179
TOTAL CHINA		15,327,990
FRANCE — 2.0%
Communication Services — 2.0%
Ubisoft Entertainment *	140,597	3,113,278
IRELAND — 2.7%
Information Technology — 2.7%
Keywords Studios	120,968	4,235,345
ITALY — 0.3%
Communication Services — 0.3%
Digital Bros	19,208	451,809
JAPAN — 26.9%
Communication Services — 26.9%
Capcom	224,470	7,061,293
DeNA	120,919	1,552,599
Gumi * (A)	65,788	396,037
GungHo Online Entertainment	69,314	1,247,209
Koei Tecmo Holdings	183,512	3,074,363
Konami Group	153,767	6,784,419
Nexon	329,352	7,137,592
Nintendo	222,061	8,353,269
Square Enix Holdings	130,064	5,795,900
TOTAL JAPAN		41,402,681
POLAND — 2.0%
Communication Services — 2.0%
CD Projekt (A)	103,873	3,099,499

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Communication Services — 0.3%
IGG *	1,286,900	$470,527
SOUTH KOREA — 15.1%
Communication Services — 14.8%
Com2uS Holdings *	13,493	510,863
Com2uSCorp	13,012	671,619
Devsisters *	9,765	417,683
JoyCity *	119,898	442,170
Kakao Games *	55,891	2,075,981
Krafton *	42,003	5,389,843
NCSoft	19,072	6,262,448
Neowiz *	19,623	695,499
NEOWIZ HOLDINGS	19,610	447,551
Netmarble	34,809	1,625,691
Nexon Games *	73,499	813,169
Pearl Abyss *	45,358	1,537,356
Wemade	29,147	1,176,233
Wemade Max *	52,088	718,781
		22,784,887
Consumer Discretionary — 0.3%
DoubleUGames	13,949	488,070
TOTAL SOUTH KOREA		23,272,957
SWEDEN — 5.7%
Communication Services — 5.7%
Embracer Group, Cl B * (A)	1,326,670	6,442,146
Modern Times Group MTG, Cl B	149,772	1,042,800
Stillfront Group *	723,448	1,340,952
TOTAL SWEDEN		8,825,898
TAIWAN — 2.3%
Communication Services — 2.3%
Gamania Digital Entertainment	200,300	531,162
International Games System	179,400	2,973,367
TOTAL TAIWAN		3,504,529

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 32.6%
Communication Services — 25.6%
Activision Blizzard	128,191	$9,774,564
Electronic Arts	77,278	8,573,221
Playtika Holding *	71,775	689,040
ROBLOX, Cl A *	257,493	9,434,543
Sciplay, Cl A *	35,266	583,300
Skillz, Cl A *	631,087	394,745
Take-Two Interactive Software *	91,460	10,019,443
		39,468,856
Consumer Discretionary — 0.4%
Inspired Entertainment *	38,306	605,618
Information Technology — 6.6%
AppLovin, Cl A *	180,013	2,430,175
Corsair Gaming * (A)	57,324	1,003,170
Unity Software * (A)	221,384	6,738,929
		10,172,274
TOTAL UNITED STATES		50,246,748
TOTAL COMMON STOCK
(Cost $258,186,843)		153,951,261

SHORT-TERM INVESTMENT(B)(C) — 2.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 4.500%
(Cost $3,025,704)	3,025,704	3,025,704

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 7.7%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $11,878,541 (collateralized by various U.S. Treasury Obligations, ranging in par value $429,191 - $905,652, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $12,090,510)
(Cost $11,877,076)	$11,877,076	$11,877,076
TOTAL INVESTMENTS — 109.5%
(Cost $273,089,623)		$168,854,041

Percentages are based on Net Assets of $154,168,715.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$150,446,732	$3,504,529	$—	$153,951,261
Short-Term Investment	3,025,704	—	—	3,025,704
Repurchase Agreement	—	11,877,076	—	11,877,076
Total Investments in Securities	$153,472,436	$15,381,605	$—	$168,854,041

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.6%
AUSTRALIA — 2.7%
Materials — 2.7%
Allkem *	955,808	$7,315,630
IGO	834,833	7,391,788
Pilbara Minerals	3,015,799	8,480,543
TOTAL AUSTRALIA		23,187,961
CANADA — 3.8%
Industrials — 0.9%
Ballard Power Systems * (A)	1,342,185	7,637,033
Information Technology — 0.9%
BlackBerry *	2,106,082	8,171,598
Materials — 2.0%
Lithium Americas * (A)	385,996	9,134,960
Standard Lithium *	1,996,163	8,603,462
		17,738,422
TOTAL CANADA		33,547,053
CHILE — 1.9%
Materials — 1.9%
Lundin Mining	1,142,636	7,125,476
Sociedad Quimica y Minera de Chile ADR (A)	109,581	9,725,314
TOTAL CHILE		16,850,790
CHINA — 8.7%
Communication Services — 1.5%
Baidu ADR *	93,160	12,827,201
Consumer Discretionary — 3.4%
Geely Automobile Holdings	5,686,500	7,374,810
Nexteer Automotive Group	10,475,800	6,646,217
NIO ADR * (A)	853,689	8,016,140
XPeng ADR, Cl A * (A)	852,861	7,607,520
		29,644,687
Information Technology — 3.0%
indie Semiconductor, Cl A * (A)	1,124,354	11,760,743

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NXP Semiconductors	78,030	$13,926,794
		25,687,537
Materials — 0.8%
Ganfeng Lithium Group, Cl H	1,024,833	7,141,648
TOTAL CHINA		75,301,073
FRANCE — 2.2%
Consumer Discretionary — 2.2%
Faurecia *	423,714	9,306,026
Renault	215,187	9,691,915
TOTAL FRANCE		18,997,941
GERMANY — 2.6%
Consumer Discretionary — 1.0%
Continental	121,513	8,762,802
Information Technology — 1.6%
Infineon Technologies	395,252	14,048,328
TOTAL GERMANY		22,811,130
ISRAEL — 0.9%
Information Technology — 0.9%
Innoviz Technologies * (A)	1,630,541	7,745,070
JAPAN — 10.3%
Consumer Discretionary — 7.8%
Denso	198,470	10,547,475
Honda Motor	504,852	13,127,672
Nissan Motor	2,632,676	10,197,114
Panasonic Holdings	1,166,014	10,160,838
Toyota Motor	1,717,320	23,481,324
		67,514,423
Industrials — 2.5%
GS Yuasa	475,398	8,571,578

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hitachi	267,767	$13,544,137
		22,115,715
TOTAL JAPAN		89,630,138
LUXEMBOURG — 1.0%
Materials — 1.0%
APERAM	216,695	8,484,415
NETHERLANDS — 1.0%
Information Technology — 1.0%
TomTom *	1,080,892	8,367,900
SINGAPORE — 1.5%
Information Technology — 1.5%
STMicroelectronics	275,414	13,267,597
SOUTH KOREA — 3.5%
Consumer Discretionary — 2.4%
Hyundai Motor	75,349	10,038,941
Kia Motors	183,667	10,451,634
		20,490,575
Industrials — 1.1%
LG Energy Solution *	24,630	9,734,737
TOTAL SOUTH KOREA		30,225,312
TAIWAN — 1.0%
Industrials — 1.0%
Advanced Energy Solution Holding	327,100	8,835,173
UNITED KINGDOM — 1.0%
Materials — 1.0%
Johnson Matthey	315,694	8,339,519
UNITED STATES — 56.5%
Communication Services — 2.8%
Alphabet, Cl A *	269,945	24,311,247

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 18.4%
American Axle & Manufacturing Holdings *	883,308	$7,773,110
Aptiv *	110,841	12,888,591
Ford Motor	1,082,394	13,064,496
General Motors	383,942	14,873,913
Gentherm *	112,407	7,138,969
Lear	64,106	8,952,403
Lucid Group * (A)	996,403	9,097,159
Luminar Technologies, Cl A * (A)	1,376,177	12,316,784
QuantumScape, Cl A * (A)	1,051,876	10,066,453
Stellantis	764,375	13,419,019
Tesla *	199,280	40,993,889
Visteon *	58,125	9,709,200
		160,293,986
Industrials — 10.1%
Bloom Energy, Cl A *	349,903	7,589,396
EnerSys	101,219	9,179,551
Honeywell International	113,798	21,790,041
Hyster-Yale Materials Handling	253,574	9,866,564
ITT	99,561	9,049,099
Microvast Holdings * (A)	4,377,430	5,646,885
Nikola * (A)	3,137,176	6,964,531
Plug Power *	528,520	7,859,093
Westinghouse Air Brake Technologies	97,970	10,221,210
		88,166,370
Information Technology — 19.7%
Ambarella *	95,984	9,052,251
Apple	184,399	27,182,257
CEVA *	262,769	8,292,990
Coherent *	206,407	8,902,334
Intel	778,736	19,413,888
Microsoft	68,596	17,109,214
MicroVision * (A)	3,077,672	7,878,840
NVIDIA	149,059	34,605,537
ON Semiconductor *	174,660	13,520,431
QUALCOMM	202,288	24,988,637
		170,946,379

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.5%
Albemarle	46,879	$11,921,799
ATI *	245,498	9,979,494
Cabot	113,731	9,045,026
Livent *	350,009	8,207,711
Piedmont Lithium *	129,220	8,386,378
		47,540,408
TOTAL UNITED STATES		491,258,390
TOTAL COMMON STOCK
(Cost $1,061,034,068)		856,849,462

PREFERRED STOCK — 1.2%
GERMANY — 1.2%
Consumer Discretionary — 1.2%
Volkswagen (B)
(Cost $16,850,671)	77,231	10,578,669

SHORT-TERM INVESTMENT(C)(D) — 1.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 4.500%
(Cost $13,148,178)	13,148,178	13,148,178

	Face Amount
REPURCHASE AGREEMENT(C) — 5.9%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $51,618,120 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,865,044 - $3,935,507, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $52,539,240)
(Cost $51,611,755)	$51,611,755	51,611,755
TOTAL INVESTMENTS — 107.2%
(Cost $1,142,644,672)		$932,188,064

Percentages are based on Net Assets of $869,647,688.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	There is currently no stated interest rate.

(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$848,014,289	$8,835,173	$—	$856,849,462
Preferred Stock	10,578,669	—	—	10,578,669
Short-Term Investment	13,148,178	—	—	13,148,178
Repurchase Agreement	—	51,611,755	—	51,611,755
Total Investments in Securities	$871,741,136	$60,446,928	$—	$932,188,064

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.6%
Information Technology — 4.6%
Shopify, Cl A *	628,694	$25,864,471
CHINA — 2.0%
Consumer Discretionary — 0.7%
Alibaba Group Holding ADR *	43,828	3,847,660
Information Technology — 1.3%
Kingsoft Cloud Holdings ADR * (A)	603,821	2,324,711
Vnet Group ADR *	1,211,798	4,810,838
		7,135,549
TOTAL CHINA		10,983,209
ISRAEL — 4.2%
Information Technology — 4.2%
Wix.com *	264,044	23,903,904
SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core REIT Management Pte ‡	2,992,925	1,825,684
UNITED STATES — 88.8%
Communication Services — 7.9%
Alphabet, Cl A *	99,197	8,933,682
Netflix *	78,838	25,396,085
PubMatic, Cl A *	362,081	5,496,390
Vimeo *	1,331,033	5,097,856
		44,924,013
Consumer Discretionary — 3.0%
2U *	657,563	5,891,764
Amazon.com *	118,624	11,177,940
		17,069,704
Health Care — 1.2%
HealthStream	259,584	6,658,330

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 72.6%
Akamai Technologies *	254,376	$18,467,698
Box, Cl A *	772,482	25,762,275
DigitalOcean Holdings *	667,957	21,361,265
Dropbox, Cl A *	1,038,090	21,177,036
Everbridge *	336,218	10,987,604
Fastly, Cl A *	1,037,899	14,416,417
Five9 *	398,074	26,272,884
Freshworks, Cl A *	1,237,342	18,485,890
International Business Machines	14,871	1,922,820
Microsoft	49,454	12,334,817
Paycom Software *	64,982	18,783,697
Qualys *	188,726	22,297,977
Salesforce *	144,950	23,715,270
Sinch *	6,474,070	22,246,351
SPS Commerce *	175,382	26,419,544
Twilio, Cl A *	324,472	21,807,763
Workday, Cl A *	151,290	28,059,756
Workiva, Cl A *	306,062	27,300,730
Yext *	1,048,426	7,695,447
Zoom Video Communications, Cl A *	270,527	20,178,609
Zscaler *	161,809	21,221,250
		410,915,100
Real Estate — 4.1%
Digital Realty Trust ‡	223,385	23,283,418
TOTAL UNITED STATES		502,850,565
TOTAL COMMON STOCK
(Cost $926,764,910)		565,427,833

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $55,874)	55,874	55,874

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cloud Computing ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $219,353 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,926 - $16,724, 3.125% - 3.250%, 6/30/2027 -8/31/2027, with a total market value of $223,268)
(Cost $219,326)	$219,326	$219,326
TOTAL INVESTMENTS — 99.9%
(Cost $927,040,110)		$565,703,033

Percentages are based on Net Assets of $566,032,515.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$565,427,833	$—	$—	$565,427,833
Short-Term Investment	55,874	—	—	55,874
Repurchase Agreement	—	219,326	—	219,326
Total Investments in Securities	$565,483,707	$219,326	$—	$565,703,033

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA — 5.1%
Information Technology — 5.1%
NEXTDC *	321,688	$2,227,873
CHINA — 9.4%
Communication Services — 4.6%
China Tower, Cl H	18,697,800	2,024,731
Information Technology — 4.8%
GDS Holdings ADR *	84,996	1,636,173
Vnet Group ADR *	116,980	464,411
		2,100,584
TOTAL CHINA		4,125,315
GERMANY — 1.9%
Communication Services — 1.9%
Vantage Towers *	24,844	858,916
INDONESIA — 4.3%
Communication Services — 4.3%
Sarana Menara Nusantara	19,375,561	1,334,055
Tower Bersama Infrastructure	4,230,118	579,734
TOTAL INDONESIA		1,913,789
SINGAPORE — 3.7%
Real Estate — 3.7%
Keppel ‡	1,111,756	1,635,239
TAIWAN — 6.8%
Information Technology — 6.8%
Kinsus Interconnect Technology	257,500	916,942
Taiwan Semiconductor Manufacturing	59,000	989,481
Winbond Electronics	1,423,804	1,077,099
TOTAL TAIWAN		2,983,522
UNITED STATES — 67.2%
Communication Services — 2.4%
Radius Global Infrastructure, Cl A *	77,851	1,061,109

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 11.7%
Advanced Micro Devices *	13,131	$1,031,834
Broadcom	1,615	959,778
Cyxtera Technologies *	65,337	146,355
Intel	30,911	770,611
Micron Technology	16,464	951,949
NVIDIA	5,549	1,288,256
		5,148,783
Real Estate — 53.1%
American Tower ‡	24,132	4,778,378
Crown Castle ‡	37,243	4,869,522
Digital Realty Trust ‡	19,838	2,067,715
DigitalBridge Group	127,185	1,560,560
Equinix ‡	7,786	5,358,870
SBA Communications, Cl A ‡	13,760	3,568,656
Uniti Group ‡	206,370	1,132,971
		23,336,672
TOTAL UNITED STATES		29,546,564
TOTAL COMMON STOCK
(Cost $60,099,150)		43,291,218
TOTAL INVESTMENTS — 98.4%
(Cost $60,099,150)		$43,291,218

Percentages are based on Net Assets of $43,984,683.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,307,696	$2,983,522	$—	$43,291,218
Total Investments in Securities	$40,307,696	$2,983,522	$—	$43,291,218

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 3.9%
Information Technology — 3.9%
BlackBerry *	7,223,933	$28,028,860
ISRAEL — 9.3%
Information Technology — 9.3%
Check Point Software Technologies *	330,012	40,829,085
Radware *	1,274,629	26,550,522
TOTAL ISRAEL		67,379,607
JAPAN — 6.3%
Information Technology — 6.3%
Digital Arts	404,307	15,849,939
Trend Micro	624,543	29,389,719
TOTAL JAPAN		45,239,658
SOUTH KOREA — 2.2%
Information Technology — 2.2%
Ahnlab	283,647	16,248,209
UNITED KINGDOM — 4.2%
Information Technology — 4.2%
Arqit Quantum *	3,427,621	4,250,250
Darktrace *	8,050,060	25,729,006
TOTAL UNITED KINGDOM		29,979,256
UNITED STATES — 73.9%
Information Technology — 73.9%
A10 Networks	1,773,457	26,992,016
Crowdstrike Holdings, Cl A *	290,826	35,099,790
CyberArk Software *	205,209	29,708,107
Fortinet *	896,192	53,269,652
Gen Digital	1,898,410	37,037,979
Okta, Cl A *	615,541	43,881,918
OneSpan *	1,114,591	15,069,270
Palo Alto Networks *	275,092	51,819,080
Qualys *	274,672	32,452,497
Rapid7 *	1,022,694	48,373,426
SentinelOne, Cl A *	1,543,382	24,678,678

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Telos *	1,930,436	$7,470,787
Tenable Holdings *	854,262	37,784,008
Varonis Systems, Cl B *	1,816,196	49,182,588
Zscaler *	314,324	41,223,593
TOTAL UNITED STATES		534,043,389
TOTAL COMMON STOCK
(Cost $1,049,869,926)		720,918,979

	Face Amount
U.S. TREASURY OBLIGATION — 6.2%
U.S. Treasury Bill
4.311%, 03/02/23(A)
(Cost $44,994,613)	$45,000,000	44,994,556
TOTAL INVESTMENTS — 106.0%
(Cost $1,094,864,539)		$765,913,535

Percentages are based on Net Assets of $722,262,838.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$720,918,979	$—	$—	$720,918,979
U.S. Treasury Obligation	—	44,994,556	—	44,994,556
Total Investments in Securities	$720,918,979	$44,994,556	$—	$765,913,535

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 0.3%
Information Technology — 0.3%
StoneCo, Cl A *	35,045	$298,233
CANADA — 2.7%
Industrials — 1.6%
Thomson Reuters	15,458	1,870,882
Information Technology — 1.1%
Shopify, Cl A *	32,255	1,326,970
TOTAL CANADA		3,197,852
CHINA — 9.8%
Communication Services — 3.9%
Baidu ADR *	9,139	1,258,349
Kanzhun ADR *	14,103	284,176
Tencent Holdings	71,743	3,140,441
		4,682,966
Consumer Discretionary — 4.6%
Alibaba Group Holding ADR *	29,785	2,614,825
Meituan, Cl B *	165,715	2,873,286
		5,488,111
Information Technology — 1.3%
NXP Semiconductors	8,357	1,491,557
TOTAL CHINA		11,662,634
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	11,660	371,705
GERMANY — 4.2%
Industrials — 2.9%
Siemens	22,765	3,493,394
Information Technology — 1.3%
Infineon Technologies	42,132	1,497,485
TOTAL GERMANY		4,990,879

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	4,022	$364,112
ITALY — 0.3%
Health Care — 0.3%
Amplifon	12,650	367,312
JAPAN — 2.7%
Industrials — 1.6%
FANUC	6,688	1,137,620
Fujikura	48,041	340,694
Toshiba	14,306	442,891
		1,921,205
Information Technology — 1.1%
Fujitsu	6,837	879,376
NEC	10,688	382,513
		1,261,889
TOTAL JAPAN		3,183,094
NETHERLANDS — 0.8%
Industrials — 0.8%
Wolters Kluwer	8,302	963,629
NEW ZEALAND — 0.3%
Information Technology — 0.3%
Xero *	6,878	360,386
SINGAPORE — 1.2%
Information Technology — 1.2%
STMicroelectronics	29,375	1,414,312
SOUTH KOREA — 4.1%
Information Technology — 4.1%
Samsung Electronics	71,168	3,259,234
SK Hynix	23,490	1,587,006
TOTAL SOUTH KOREA		4,846,240

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.5%
Information Technology — 0.5%
Telefonaktiebolaget LM Ericsson ADR	98,828	$543,554
SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	5,197	384,154
TAIWAN — 1.8%
Industrials — 0.3%
Bizlink Holding	43,000	390,916
Information Technology — 1.5%
Acer	440,000	366,071
Advantech	32,300	378,447
Alchip Technologies	12,690	393,159
Global Unichip	15,200	578,677
		1,716,354
TOTAL TAIWAN		2,107,270
UNITED KINGDOM — 0.8%
Industrials — 0.8%
Experian	29,653	1,006,981
UNITED STATES — 69.6%
Communication Services — 10.2%
Alphabet, Cl A *	35,677	3,213,071
Meta Platforms, Cl A *	24,848	4,346,909
Netflix *	9,961	3,208,737
Snap, Cl A *	43,684	443,392
Trade Desk, Cl A *	14,333	802,075
		12,014,184
Consumer Discretionary — 7.9%
Amazon.com *	36,504	3,439,772
eBay	17,477	802,194
Tesla *	24,766	5,094,614
		9,336,580

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.4%
Booz Allen Hamilton Holding, Cl A	4,243	$401,939
Hubbell, Cl B	1,722	433,152
Rockwell Automation	3,697	1,090,356
Uber Technologies *	64,102	2,132,033
		4,057,480
Information Technology — 48.1%
Accenture, Cl A	12,743	3,383,904
Adobe *	9,757	3,160,780
Ambarella *	3,988	376,108
Apple	25,230	3,719,154
Cadence Design Systems *	8,848	1,707,133
CCC Intelligent Solutions Holdings *	40,406	362,038
Cisco Systems	74,946	3,628,885
Cognex	6,653	315,485
CyberArk Software *	2,608	377,560
Datadog, Cl A *	9,382	717,911
DXC Technology *	12,159	337,291
Envestnet *	5,344	334,053
Freshworks, Cl A *	23,345	348,774
Genpact	7,369	351,722
Hewlett Packard Enterprise	41,253	643,959
Informatica, Cl A *	20,774	358,352
Intel	117,607	2,931,943
International Business Machines	25,097	3,245,042
IonQ * (A)	78,988	374,403
Microsoft	14,677	3,660,737
NVIDIA	18,548	4,306,104
Okta, Cl A *	5,101	363,650
Oracle	40,014	3,497,224
Pegasystems	9,111	422,568
Procore Technologies *	6,444	431,684
QUALCOMM	27,172	3,356,557
Salesforce *	22,838	3,736,525
Seagate Technology Holdings	6,638	428,549
ServiceNow *	6,504	2,810,834
Smartsheet, Cl A *	8,197	360,832
Splunk *	5,256	538,740
Super Micro Computer *	4,818	472,020
Synopsys *	4,912	1,786,789

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradata *	10,470	$426,757
Twilio, Cl A *	6,308	423,961
UiPath, Cl A *	24,279	360,300
Verint Systems *	9,544	356,755
Viasat *	9,776	310,486
Workday, Cl A *	6,507	1,206,853
Zebra Technologies, Cl A *	1,659	498,115
Zscaler *	4,632	607,487
		57,038,024
TOTAL UNITED STATES		82,446,268
TOTAL COMMON STOCK
(Cost $152,021,659)		118,508,615

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $53,682)	53,682	53,682

	Face Amount
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $210,751 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,615 -$16,068, 3.125% - 3.250%, 6/30/2027 -8/31/2027, with a total market value of $214,512)
(Cost $210,725)	$210,725	210,725
TOTAL INVESTMENTS — 100.2%
(Cost $152,286,066)		$118,773,022

Percentages are based on Net Assets of $118,542,118.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Artificial Intelligence & Technology ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$116,401,345	$2,107,270	$—	$118,508,615
Short-Term Investment	53,682	—	—	53,682
Repurchase Agreement	—	210,725	—	210,725
Total Investments in Securities	$116,455,027	$2,317,995	$—	$118,773,022

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 14.5%
Communication Services — 13.7%
Hello Group ADR	1,330	$11,717
HUYA ADR *	2,339	10,058
NetEase ADR	1,656	128,572
Tencent Holdings	3,015	131,977
		282,324
Consumer Discretionary — 0.8%
Alibaba Group Holding ADR *	116	10,184
Meituan, Cl B *	302	5,227
		15,411
TOTAL CHINA		297,735
FRANCE — 1.2%
Communication Services — 1.2%
Ubisoft Entertainment *	1,083	23,981
IRELAND — 1.1%
Information Technology — 1.1%
Keywords Studios	671	23,493
JAPAN — 20.9%
Communication Services — 20.9%
Capcom	2,303	72,447
DeNA	1,120	14,381
GungHo Online Entertainment	790	14,215
Koei Tecmo Holdings	2,906	48,684
MIXI	670	13,158
Nexon	5,550	120,277
Nintendo	2,638	99,234
Square Enix Holdings	1,063	47,369
TOTAL JAPAN		429,765
SOUTH KOREA — 9.3%
Communication Services — 8.7%
Krafton *	422	54,151
NCSoft	189	62,060
Netmarble *	737	34,420

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Pearl Abyss *	550	$18,642
Wemade	284	11,461
		180,734
Information Technology — 0.6%
Samsung Electronics	261	11,953
TOTAL SOUTH KOREA		192,687
SWEDEN — 1.3%
Communication Services — 1.3%
Modern Times Group MTG, Cl B	1,083	7,540
Paradox Interactive	925	19,514
TOTAL SWEDEN		27,054
TAIWAN — 1.3%
Information Technology — 1.3%
Hitron Technology	7,000	6,260
Taiwan Semiconductor Manufacturing ADR	229	19,939
TOTAL TAIWAN		26,199
UNITED STATES — 50.3%
Communication Services — 23.0%
Alphabet, Cl A *	264	23,776
Meta Platforms, Cl A *	999	174,765
ROBLOX, Cl A *	2,674	97,976
Snap, Cl A *	8,262	83,859
Take-Two Interactive Software *	845	92,570
		472,946
Consumer Discretionary — 2.1%
Amazon.com *	452	42,592
Financials — 4.8%
Coinbase Global, Cl A *	1,546	100,227
Information Technology — 20.4%
Adobe *	20	6,479
Apple	494	72,820
Cisco Systems	180	8,716

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Matterport *	2,525	$7,701
Microsoft	302	75,325
NVIDIA	714	165,762
QUALCOMM	49	6,053
Unity Software *	2,565	78,079
		420,935
TOTAL UNITED STATES		1,036,700
TOTAL COMMON STOCK
(Cost $2,365,764)		2,057,614
TOTAL INVESTMENTS — 99.9%
(Cost $2,365,764)		$2,057,614

Percentages are based on Net Assets of $2,058,841.

*       Non-income producing security.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,051,354	$6,260	$—	$2,057,614
Total Investments in Securities	$2,051,354	$6,260	$—	$2,057,614

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 100.0%
GERMANY — 0.3%
Communication Services — 0.3%
Trivago ADR *	164,391	$282,753
SINGAPORE — 2.0%
Communication Services — 2.0%
Sea ADR *	31,941	1,995,993
UNITED STATES — 97.7%
Communication Services — 20.7%
Activision Blizzard	48,039	3,662,974
Alphabet, Cl A *	28,258	2,544,916
Angi, Cl A *	66,814	171,044
Cargurus, Cl A *	8,780	149,699
Cars.com *	29,106	558,835
iHeartMedia, Cl A *	19,248	139,740
Match Group *	18,213	754,382
Meta Platforms, Cl A *	17,284	3,023,663
Netflix *	10,466	3,371,413
Snap, Cl A *	105,770	1,073,566
Spotify Technology *	12,298	1,430,257
TripAdvisor *	14,817	319,603
Vimeo *	31,936	122,315
Walt Disney *	29,089	2,897,555
Yelp, Cl A *	11,416	342,708
		20,562,670
Consumer Discretionary — 44.0%
2U *	30,181	270,422
Aaron’s	19,418	278,648
Airbnb, Cl A *	23,434	2,888,944
Amazon.com *	24,289	2,288,753
AutoNation *	3,961	540,716
Beachbody *	198,816	128,336
Bed Bath & Beyond * (A)	16,836	23,739
Booking Holdings *	1,732	4,371,568
Capri Holdings *	9,441	467,990
CarMax *	10,328	713,045
Carter’s	4,451	335,561
Carvana, Cl A * (A)	5,477	51,593

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chegg *	10,477	$166,480
Children’s Place *	7,612	318,715
Chipotle Mexican Grill, Cl A *	1,788	2,666,051
Columbia Sportswear	4,375	381,500
Designer Brands, Cl A	27,943	273,562
Dick’s Sporting Goods	3,983	512,333
eBay	37,531	1,722,673
Etsy *	8,101	983,543
Expedia Group *	9,593	1,045,349
GoPro, Cl A *	46,575	241,724
Graham Holdings, Cl B	632	396,049
Groupon, Cl A * (A)	18,445	138,522
Home Depot	12,908	3,827,738
Laureate Education, Cl A	33,952	402,671
Lowe’s	19,179	3,946,079
Lululemon Athletica *	7,831	2,421,345
NIKE, Cl B	29,983	3,561,681
Peloton Interactive, Cl A *	18,345	237,017
Planet Fitness, Cl A *	5,378	435,887
Skechers USA, Cl A *	9,989	444,610
Starbucks	46,167	4,713,189
Strategic Education	5,636	480,469
Stride *	10,805	458,888
Under Armour, Cl A *	22,604	224,458
VF	24,848	616,727
Victoria’s Secret *	8,189	324,612
Wayfair, Cl A *	4,833	195,688
WW International *	34,670	126,892
		43,623,767
Consumer Staples — 3.8%
Costco Wholesale	6,582	3,186,873
Medifast	2,221	249,041
Sprouts Farmers Market *	11,667	353,393
		3,789,307
Financials — 1.7%
Avantax *	20,486	585,695
LendingClub *	25,679	241,383
LendingTree *	3,184	104,849

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nelnet, Cl A	4,535	$425,700
SLM	22,154	318,574
		1,676,201
Industrials — 4.9%
Avis Budget Group *	3,433	754,093
Lyft, Cl A *	21,306	213,060
Uber Technologies *	115,444	3,839,667
		4,806,820
Information Technology — 15.8%
Apple	22,395	3,301,247
Block, Cl A *	29,962	2,298,984
Fiserv *	37,485	4,314,149
Intuit	7,867	3,203,285
PayPal Holdings *	34,286	2,523,450
		15,641,115
Real Estate — 6.8%
AvalonBay Communities ‡	8,926	1,539,913
Camden Property Trust ‡	6,729	772,220
Centerspace ‡	3,670	229,779
Equity Residential ‡	24,004	1,500,730
Independence Realty Trust ‡	14,348	259,555
Invitation Homes ‡	38,806	1,213,076
UDR ‡	20,776	890,044
Zillow Group, Cl A *	7,806	322,778
		6,728,095
TOTAL UNITED STATES		96,827,975
TOTAL COMMON STOCK
(Cost $151,749,134)		99,106,721

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $27,013)	27,013	27,013

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Millennial Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $106,048 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,832 - $8,085, 3.125% - 3.250%, 6/30/2027 -8/31/2027, with a total market value of $107,936)
(Cost $106,035)	$106,035	$106,035
TOTAL INVESTMENTS — 100.1%
(Cost $151,882,182)		$99,239,769

Percentages are based on Net Assets of $99,162,688.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at February 28, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,106,721	$—	$—	$99,106,721
Short-Term Investment	27,013	—	—	27,013
Repurchase Agreement	—	106,035	—	106,035
Total Investments in Securities	$99,133,734	$106,035	$—	$99,239,769

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 7.9%
Consumer Discretionary — 7.9%
IDP Education	13,515	$261,567
BRAZIL — 1.2%
Consumer Discretionary — 1.2%
Arco Platform, Cl A *	1,461	18,482
YDUQS Participacoes	14,965	20,208
TOTAL BRAZIL		38,690
CANADA — 1.7%
Information Technology — 1.7%
Docebo *	1,607	56,622
CHINA — 26.6%
Consumer Discretionary — 26.6%
China East Education Holdings	106,892	80,344
Gaotu Techedu ADR *	7,177	24,043
Koolearn Technology Holding *	49,516	281,029
New Oriental Education & Technology Group ADR *	8,368	324,009
TAL Education Group ADR *	24,713	173,733
TOTAL CHINA		883,158
JAPAN — 4.2%
Consumer Discretionary — 3.0%
Benesse Holdings	4,958	73,343
Media Do *	740	8,111
Riso Kyoiku	7,657	18,831
		100,285
Industrials — 1.2%
Insource	4,142	37,645
TOTAL JAPAN		137,930
NORWAY — 1.4%
Communication Services — 1.4%
Kahoot! *	23,783	45,019

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 0.9%
Consumer Discretionary — 0.9%
MegaStudyEdu	581	$30,340
UNITED KINGDOM — 9.4%
Consumer Discretionary — 9.4%
Pearson	28,080	312,211
UNITED STATES — 46.7%
Communication Services — 10.6%
Bandwidth, Cl A *	11,079	176,156
John Wiley & Sons, Cl A	2,299	102,283
Scholastic	1,612	73,523
		351,962
Consumer Discretionary — 22.3%
2U *	3,794	33,994
Bright Horizons Family Solutions *	2,850	224,694
Chegg *	6,230	98,995
Coursera *	7,177	80,885
Duolingo, Cl A *	1,508	136,911
Nerdy *	4,517	11,338
Stride *	2,105	89,399
Udemy *	6,930	65,419
		741,635
Industrials — 0.4%
Skillsoft *	8,149	12,712
Information Technology — 13.4%
8x8 *	38,505	204,847
RingCentral, Cl A *	3,749	123,867
Zoom Video Communications, Cl A *	1,544	115,167
		443,881
TOTAL UNITED STATES		1,550,190
TOTAL COMMON STOCK
(Cost $8,269,010)		3,315,727

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Education ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.9%
U.S. Treasury Bill
4.311%, 03/02/23(A)
(Cost $329,961)	$330,000	$329,960
TOTAL INVESTMENTS — 109.9%
(Cost $8,598,971)		$3,645,687

Percentages are based on Net Assets of $3,316,360.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,315,727	$—	$—	$3,315,727
U.S. Treasury Obligation	—	329,960	—	329,960
Total Investments in Securities	$3,315,727	$329,960	$—	$3,645,687

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.0%
Health Care — 4.0%
Incannex Healthcare * (A)	18,990,184	$1,856,874
CANADA — 55.9%
Consumer Staples — 3.1%
Flora Growth * (A)	3,294,529	1,449,593
Health Care — 52.8%
Aurora Cannabis * (A)	2,292,713	1,914,415
Canopy Growth * (A)	2,891,126	6,731,697
Cronos Group *	1,000,070	2,174,305
HEXO * (A)	1,226,758	2,108,497
Organigram Holdings *	2,642,809	2,115,878
SNDL * (A)	1,072,686	2,016,649
Tilray Brands * (A)	2,658,972	7,524,891
		24,586,332
TOTAL CANADA		26,035,925
ISRAEL — 5.6%
Health Care — 3.5%
Intercure * (A)	668,337	1,650,792
Information Technology — 2.1%
BYND Cannasoft Enterprises *	383,846	951,938
TOTAL ISRAEL		2,602,730
UNITED STATES — 34.3%
Financials — 5.3%
AFC Gamma ‡	159,341	2,468,192
Health Care — 6.1%
Charlottes Web Holdings * (A)	3,211,289	1,202,951
MyMD Pharmaceuticals * (A)	873,262	1,667,931
		2,870,882
Information Technology — 4.5%
WM Technology *	1,883,840	2,081,643

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 18.4%
Innovative Industrial Properties, Cl A ‡	96,803	$8,558,353
TOTAL UNITED STATES		15,979,070
TOTAL COMMON STOCK
(Cost $89,630,734)		46,474,599

SHORT-TERM INVESTMENT(B)(C) — 6.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $3,044,158)	3,044,158	3,044,158

	Face Amount
REPURCHASE AGREEMENT(B) — 25.6%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $11,950,987 (collateralized by various U.S. Treasury Obligations, ranging in par value $431,808 - $911,176, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $12,164,251)
(Cost $11,949,513)	$11,949,513	11,949,513
TOTAL INVESTMENTS — 131.9%
(Cost $104,624,405)		$61,468,270

Percentages are based on Net Assets of $46,607,845.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at February 28, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Cannabis ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,474,599	$—	$—	$46,474,599
Short-Term Investment	3,044,158	—	—	3,044,158
Repurchase Agreement	—	11,949,513	—	11,949,513
Total Investments in Securities	$49,518,757	$11,949,513	$—	$61,468,270

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 4.2%
Health Care — 4.2%
Genscript Biotech *	3,262,018	$8,913,980

GERMANY — 3.9%
Health Care — 3.9%
BioNTech ADR	62,986	8,191,329

JAPAN — 1.0%
Health Care — 1.0%
Takara Bio (A)	167,155	2,129,089

NETHERLANDS — 1.5%
Health Care — 1.5%
uniQure *	151,609	3,177,725

SWITZERLAND — 3.7%
Health Care — 3.7%
CRISPR Therapeutics *	156,218	7,704,672

UNITED STATES — 85.6%
Health Care — 85.6%
10X Genomics, Cl A *	310,491	14,754,532
2seventy bio *	127,701	1,722,686
Agilent Technologies	62,712	8,903,223
Allogene Therapeutics *	286,265	1,817,783
Alnylam Pharmaceuticals *	42,955	8,223,735
Arrowhead Pharmaceuticals *	263,576	8,513,505
Beam Therapeutics *	181,326	7,296,558
BioMarin Pharmaceutical *	93,592	9,320,827
Bionano Genomics * (A)	1,036,081	1,388,349
Bio-Techne	114,201	8,295,561
Bluebird Bio *	275,079	1,430,411
CareDx *	190,200	3,199,164
Caribou Biosciences *	184,482	1,123,495
Editas Medicine, Cl A *	248,868	2,249,767
Fulgent Genetics *	75,343	2,470,497
Gilead Sciences	60,876	4,902,344

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	36,381	$7,247,095
Intellia Therapeutics *	164,003	6,588,000
Invitae * (A)	839,114	1,804,095
Moderna *	30,321	4,208,858
Myriad Genetics *	281,768	5,331,051
NanoString Technologies *	167,339	1,633,229
Natera *	186,111	9,035,689
Pacific Biosciences of California *	739,678	6,716,276
QIAGEN *	194,345	8,930,153
REGENXBIO *	142,375	3,167,844
Rocket Pharmaceuticals *	223,212	4,287,902
Sangamo Therapeutics *	479,870	1,463,603
Sarepta Therapeutics *	75,398	9,208,358
Scilex Holding *(B)	226,071	1,466,633
Stoke Therapeutics *	78,971	702,052
Ultragenyx Pharmaceutical *	215,653	9,594,402
Veracyte *	257,229	6,330,406
Vertex Pharmaceuticals *	13,813	4,009,776
Verve Therapeutics *	131,913	2,506,347
TOTAL UNITED STATES		179,844,206
TOTAL COMMON STOCK
(Cost $260,886,765)		209,961,001

SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $801,727)	801,727	801,727

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 1.5%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $3,147,481 (collateralized by various U.S. Treasury Obligations, ranging in par value $113,723 -$239,973, 3.125% - 3.250%, 6/30/2027 -8/31/2027, with a total market value of $3,203,652)
(Cost $3,147,093)	$3,147,093	$3,147,093
TOTAL INVESTMENTS — 101.8%
(Cost $264,835,585)		$213,909,821

Percentages are based on Net Assets of $210,099,452.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$208,494,368	$—	$1,466,633	$209,961,001
Short-Term Investment	801,727	—	—	801,727
Repurchase Agreement	—	3,147,093	—	3,147,093
Total Investments in Securities	$209,296,095	$3,147,093	$1,466,633	$213,909,821

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Health Care — 100.0%
3SBio	89,500	$88,708
Alphamab Oncology *	22,700	41,991
Beijing SL Pharmaceutical, Cl A	25,200	32,806
Beijing Wantai Biological Pharmacy Enterprise, Cl A	1,815	33,106
BGI Genomics, Cl A	11,138	89,194
CanSino Biologics, Cl A	1,366	25,246
Changchun High & New Technology Industry Group, Cl A	7,797	221,280
Chengdu Kanghua Biological Products, Cl A	4,150	57,238
Chongqing Zhifei Biological Products, Cl A	15,100	194,753
CSPC Pharmaceutical Group	183,000	196,534
Daan Gene, Cl A	45,080	104,015
Genscript Biotech *	43,850	119,827
Getein Biotech, Cl A	13,020	25,228
Guangzhou Wondfo Biotech, Cl A	11,300	54,048
Hualan Biological Engineering, Cl A	41,100	131,192
Joinn Laboratories China, Cl A	10,404	87,926
Kintor Pharmaceutical *	12,800	15,785
Pacific Shuanglin Bio-pharmacy, Cl A	17,100	55,961
Shanghai RAAS Blood Products, Cl A	150,900	134,583
Shanghai ZJ Bio-Tech, Cl A	5,037	24,338
Shenzhen Kangtai Biological Products, Cl A	21,893	109,312
Sichuan Kelun Pharmaceutical, Cl A	32,700	135,801
Walvax Biotechnology, Cl A	37,000	203,690
Wuhan Keqian Biology, Cl A	5,076	22,855
Wuxi Biologics Cayman *	39,850	277,699
Zai Lab ADR *	4,029	149,677
TOTAL CHINA		2,632,793
TOTAL COMMON STOCK
(Cost $3,415,278)		2,632,793

Schedule of Investments	February 28, 2023 (Unaudited)

Global X China Biotech Innovation ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.5%
U.S. Treasury Bill
4.311%, 03/02/23(A)
(Cost $249,970)	$250,000	$249,970
TOTAL INVESTMENTS — 109.5%
(Cost $3,665,248)		$2,882,763

Percentages are based on Net Assets of $2,631,682.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,632,793	$—	$—	$2,632,793
U.S. Treasury Obligation	—	249,970	—	249,970
Total Investments in Securities	$2,632,793	$249,970	$—	$2,882,763

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 12.5%
Consumer Discretionary — 12.5%
Alibaba Health Information Technology *	10,611,100	$7,570,184
JD Health International *	986,150	6,878,363
Ping An Healthcare and Technology *	1,090,800	2,493,019
TOTAL CHINA		16,941,566
GERMANY — 2.2%
Health Care — 2.2%
CompuGroup Medical	61,894	2,953,741

JAPAN — 0.9%
Health Care — 0.9%
Medley *	44,489	1,304,802

UNITED STATES — 84.2%
Health Care — 84.2%
Agilent Technologies	40,886	5,804,585
American Well, Cl A *	460,548	1,284,929
AMN Healthcare Services *	46,895	4,221,019
Bionano Genomics * (A)	642,774	861,317
Computer Programs and Systems *	31,746	952,697
Cue Health * (A)	187,380	402,867
Definitive Healthcare, Cl A *	70,617	806,446
Dexcom *	54,872	6,091,341
DocGo *	177,099	1,620,456
Doximity, Cl A *	214,593	7,216,763
GoodRx Holdings, Cl A *	157,489	833,117
Hims & Hers Health *	239,680	2,701,194
Illumina *	23,721	4,725,223
Invitae * (A)	520,822	1,119,767
iRhythm Technologies *	45,280	5,328,550
Laboratory Corp of America Holdings	24,493	5,862,644
LifeStance Health Group * (A)	155,782	797,604
Masimo *	41,848	7,001,589
NextGen Healthcare *	123,774	2,241,547
Omnicell *	72,581	3,951,310
OptimizeRx *	37,347	666,644
Pacific Biosciences of California *	459,373	4,171,107

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Phreesia *	111,677	$4,109,714
R1 RCM *	321,861	4,570,426
ResMed	244,922	5,191,076
Senseonics Holdings * (A)	917,367	954,062
Sharecare *	640,429	1,498,604
Signify Health, Cl A * (A)	162,406	4,675,669
Tandem Diabetes Care *	100,947	3,619,959
Teladoc Health *	210,543	5,577,284
Twist Bioscience *	123,444	2,402,220
UnitedHealth Group	10,370	4,935,498
Veracyte *	159,774	3,932,038
Veradigm *	243,871	4,050,697
TOTAL UNITED STATES		114,179,963
TOTAL COMMON STOCK
(Cost $242,504,155)		135,380,072

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $686,187)	686,187	686,187

	Face Amount
REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $2,693,884 (collateralized by various U.S. Treasury Obligations, ranging in par value $97,334 -$205,389, 3.125% - 3.250%, 6/30/2027 -8/31/2027, with a total market value of $2,741,956)
(Cost $2,693,552)	$2,693,552	2,693,552
TOTAL INVESTMENTS — 102.3%
(Cost $245,883,894)		$138,759,811

Percentages are based on Net Assets of $135,663,453.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Telemedicine & Digital Health ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$135,380,072	$—	$—	$135,380,072
Short-Term Investment	686,187	—	—	686,187
Repurchase Agreement	—	2,693,552	—	2,693,552
Total Investments in Securities	$136,066,259	$2,693,552	$—	$138,759,811

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.7%
Health Care — 0.7%
Cochlear	2,990	$448,063

BELGIUM — 1.4%
Health Care — 1.2%
UCB	8,731	753,517

Real Estate — 0.2%
Aedifica ‡	1,618	137,443
TOTAL BELGIUM		890,960
CANADA — 0.4%
Health Care — 0.4%
Chartwell Retirement Residences	20,022	135,446
Sienna Senior Living	16,563	137,351
TOTAL CANADA		272,797
CHINA — 5.4%
Health Care — 5.4%
AK Medical Holdings	326,989	390,329
BeiGene ADR *	4,627	1,039,363
Beijing Chunlizhengda Medical Instruments, Cl H	173,766	459,347
Hansoh Pharmaceutical Group	267,443	480,406
Lifetech Scientific *	609,892	226,879
Luye Pharma Group *	579,824	266,662
Microport Scientific *	91,802	259,635
Venus MedTech Hangzhou, Cl H *	109,940	191,041
TOTAL CHINA		3,313,662
DENMARK — 6.8%
Health Care — 6.8%
Demant *	10,804	324,674
Genmab *	2,973	1,121,759
GN Store Nord *	6,242	135,549
Novo Nordisk, Cl B	18,244	2,589,722
TOTAL DENMARK		4,171,704

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 0.2%
Health Care — 0.2%
Korian	9,506	$77,977
Orpea *	5,277	14,366
TOTAL FRANCE		92,343
GERMANY — 0.8%
Health Care — 0.8%
Fresenius Medical Care & KGaA	13,099	512,875

IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	55,853	113,382

ITALY — 0.5%
Health Care — 0.5%
Amplifon	10,157	294,924

JAPAN — 6.6%
Health Care — 6.6%
Astellas Pharma	82,915	1,168,109
Chugai Pharmaceutical	64,183	1,599,215
Kissei Pharmaceutical	10,570	190,115
Nipro	24,837	188,901
Terumo	34,308	922,083
TOTAL JAPAN		4,068,423
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare	45,781	149,193

SOUTH KOREA — 1.2%
Health Care — 1.2%
Celltrion	6,482	711,256

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	2,560	$151,545
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	27,029	212,062
SWITZERLAND — 5.7%
Health Care — 5.7%
Alcon	26,712	1,828,586
Sonova Holding	2,834	699,088
Straumann Holding	7,191	957,905
TOTAL SWITZERLAND		3,485,579
UNITED KINGDOM — 4.1%
Health Care — 4.1%
AstraZeneca ADR	30,483	1,986,882
Smith & Nephew	39,294	564,197
TOTAL UNITED KINGDOM		2,551,079
UNITED STATES — 65.0%
Health Care — 59.4%
AbbVie	12,500	1,923,750
ACADIA Pharmaceuticals *	7,586	156,954
agilon health *	18,061	383,074
Agios Pharmaceuticals *	7,028	177,879
Alector *	14,683	125,393
Alphatec Holdings *	16,394	242,795
Amedisys *	1,448	133,144
Amgen	8,430	1,952,894
AngioDynamics *	9,595	118,786
Biogen *	6,636	1,790,791
Blueprint Medicines *	2,986	126,517
Boston Scientific *	47,360	2,212,659
Bristol-Myers Squibb	27,932	1,926,191
Brookdale Senior Living *	30,346	98,017
Cano Health *	36,847	60,797
CareMax *	27,119	116,612

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DaVita *	4,298	$353,553
Denali Therapeutics *	6,310	171,316
Dexcom *	16,575	1,839,991
Edwards Lifesciences *	17,545	1,411,320
Eli Lilly	6,903	2,148,352
Ensign Group	2,513	224,863
Exact Sciences *	7,766	484,055
Exelixis *	14,357	245,217
FibroGen *	16,431	364,768
Glaukos *	3,493	164,974
Halozyme Therapeutics *	6,137	294,515
Heron Therapeutics *	32,757	77,634
Incyte *	9,927	764,180
Inogen *	6,378	99,943
Insulet *	3,127	864,178
Integer Holdings *	2,749	206,120
Johnson & Johnson	11,587	1,775,824
LivaNova *	2,568	121,518
MannKind *	53,629	283,161
Medtronic	18,900	1,564,920
Merit Medical Systems *	3,241	228,750
National HealthCare	2,968	165,377
Neurocrine Biosciences *	4,266	439,825
Novocure *	4,698	361,605
NuVasive *	3,869	167,257
Pennant Group *	11,293	169,621
Regeneron Pharmaceuticals *	2,981	2,266,812
Roche Holding	4,584	1,424,231
Seagen *	8,225	1,477,950
Sight Sciences *	17,668	193,995
Silk Road Medical *	4,908	260,075
Stryker	7,872	2,069,391
Teleflex	2,111	502,903
Theravance Biopharma *	21,632	233,626
United Therapeutics *	2,043	502,660
Zimmer Biomet Holdings	9,410	1,165,617
		36,636,350
Real Estate — 5.6%
Diversified Healthcare Trust ‡	71,357	69,930

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
LTC Properties ‡	5,628	$201,595
National Health Investors ‡	3,731	205,205
Omega Healthcare Investors ‡	10,719	287,162
Sabra Health Care REIT ‡	15,094	179,769
Ventas ‡	17,935	872,538
Welltower ‡	21,755	1,612,481
		3,428,680
TOTAL UNITED STATES		40,065,030
TOTAL COMMON STOCK
(Cost $68,648,748)		61,504,877

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Radius Health*#(A)	19,104	—
TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 99.8%
(Cost $68,648,748)		$61,504,877

Percentages are based on Net Assets of $61,649,166.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Aging Population ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$61,504,877	$—	$—		$61,504,877
Rights	—	—	—	^	—
Total Investments in Securities	$61,504,877	$—	$—		$61,504,877

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.5%
Consumer Staples — 0.5%
Blackmores	1,936	$103,608

CANADA — 2.8%
Consumer Discretionary — 2.8%
Gildan Activewear	19,028	606,011

CHINA — 10.8%
Consumer Discretionary — 10.8%
ANTA Sports Products	59,044	777,776
Li Ning	87,414	743,345
Topsports International Holdings	619,170	540,329
Xtep International Holdings	262,101	295,842
TOTAL CHINA		2,357,292
FRANCE — 3.3%
Consumer Staples — 3.3%
Danone	12,749	719,823

GERMANY — 4.8%
Consumer Discretionary — 4.8%
adidas	3,185	478,485
Puma	8,699	557,208
TOTAL GERMANY		1,035,693
HONG KONG — 1.1%
Consumer Discretionary — 1.1%
Yue Yuen Industrial Holdings	160,891	237,765

IRELAND — 1.6%
Consumer Staples — 1.6%
Glanbia	27,897	346,438

ITALY — 0.8%
Consumer Discretionary — 0.8%
Technogym	20,116	179,411

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 14.7%
Consumer Discretionary — 9.3%
ABC-Mart	8,234	$405,610
Asics	18,941	479,730
Descente	7,641	223,259
Goldwin	4,730	410,791
Shimano	3,198	498,077
		2,017,467
Consumer Staples — 4.7%
Ariake Japan	3,291	115,245
Yakult Honsha	13,366	911,574
		1,026,819
Health Care — 0.7%
Tsumura	7,614	144,829
TOTAL JAPAN		3,189,115
NETHERLANDS — 1.1%
Consumer Discretionary — 1.1%
Basic-Fit *	6,602	232,728

SOUTH KOREA — 1.7%
Consumer Discretionary — 1.7%
Fila Holdings	6,068	178,842
Hwaseung Enterprise	6,067	42,731
Youngone *	4,425	142,623
TOTAL SOUTH KOREA		364,196
SWITZERLAND — 2.8%
Consumer Discretionary — 2.8%
On Holding, Cl A *	27,647	604,640

TAIWAN — 6.4%
Consumer Discretionary — 6.4%
Feng TAY Enterprise	88,681	538,439
Fulgent Sun International Holding	18,565	83,169
Giant Manufacturing	38,946	260,113
Merida Industry	29,760	175,809

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Pou Chen	295,486	$325,845
TOTAL TAIWAN		1,383,375
UNITED KINGDOM — 5.9%
Consumer Discretionary — 5.9%
Frasers Group *	49,202	477,426
JD Sports Fashion	367,937	806,700
TOTAL UNITED KINGDOM		1,284,126
UNITED STATES — 41.6%
Consumer Discretionary — 25.1%
Beachbody *	36,383	23,485
Clarus	3,734	36,967
Columbia Sportswear	6,454	562,789
Dick’s Sporting Goods	5,629	724,058
F45 Training Holdings *	9,528	19,723
Foot Locker	9,614	420,324
Hibbett	1,705	122,641
Lululemon Athletica *	1,891	584,697
NIKE, Cl B	5,494	652,632
Peloton Interactive, Cl A *	28,263	365,158
Planet Fitness, Cl A *	8,426	682,927
Shoe Carnival	2,825	74,439
Skechers USA, Cl A *	13,528	602,131
Under Armour, Cl A *	18,855	187,230
VF	12,594	312,583
WW International *	7,143	26,144
Zumiez *	1,992	46,334
		5,444,262
Consumer Staples — 11.9%
BellRing Brands *	13,639	421,172
Calavo Growers	1,907	61,539
Cal-Maine Foods	4,392	249,466
Celsius Holdings *	7,541	684,723
Hain Celestial Group *	9,134	162,859
Herbalife Nutrition *	10,991	212,676
Medifast	1,153	129,286
Nu Skin Enterprises, Cl A	4,986	198,642

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sprouts Farmers Market *	11,097	$336,128
USANA Health Sciences *	1,930	117,305
		2,573,796
Health Care — 4.2%
Dexcom *	5,534	614,329
Prestige Consumer Healthcare *	5,018	302,335
		916,664
Industrials — 0.4%
Healthcare Services Group *	7,396	98,145

TOTAL UNITED STATES		9,032,867
TOTAL COMMON STOCK
(Cost $28,281,303)		21,677,088
TOTAL INVESTMENTS — 99.9%
(Cost $28,281,303)		$21,677,088

Percentages are based on Net Assets of $21,703,748.

*	Non-income producing security.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,293,713	$1,383,375	$—	$21,677,088
Total Investments in Securities	$20,293,713	$1,383,375	$—	$21,677,088

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.3%
Industrials — 1.3%
Ballard Power Systems *	274,562	$1,562,258

Information Technology — 2.0%
Canadian Solar *	59,225	2,354,194
TOTAL CANADA		3,916,452
CHINA — 12.6%
Industrials — 2.9%
China Everbright Environment Group	5,664,600	2,294,850
Dongfang Electric, Cl H	311,400	498,272
Xinjiang Goldwind Science & Technology, Cl H	710,500	639,943
		3,433,065
Information Technology — 9.7%
Daqo New Energy ADR *	68,403	3,022,045
Flat Glass Group, Cl H	414,600	1,095,987
JinkoSolar Holding ADR *	44,992	2,384,576
Xinyi Solar Holdings	4,616,900	4,928,928
		11,431,536
TOTAL CHINA		14,864,601
DENMARK — 8.0%
Industrials — 8.0%
Vestas Wind Systems *	331,591	9,478,078
GERMANY — 5.6%
Industrials — 3.5%
Nordex *	196,494	2,965,279
Varta	37,355	1,115,955
		4,081,234
Information Technology — 2.1%
SMA Solar Technology *	32,168	2,521,041

TOTAL GERMANY		6,602,275

Schedule of Investments	February 28, 2023 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 1.4%
Industrials — 1.4%
Alfen NorthV. *	20,161	$1,631,353
NORWAY — 1.9%
Industrials — 1.9%
NEL *	1,445,526	2,199,050
SOUTH KOREA — 15.6%
Industrials — 3.0%
CS Wind	38,885	1,965,922
Doosan Fuel Cell *	60,342	1,568,687
		3,534,609
Information Technology — 8.7%
Samsung SDI	19,543	10,279,182
Materials — 3.9%
Hanwha Solutions *(A)	155,231	4,636,108

TOTAL SOUTH KOREA		18,449,899
SWITZERLAND — 3.8%
Information Technology — 3.8%
Landis+Gyr Group	26,652	2,010,452
Meyer Burger Technology *	3,322,505	2,472,603
TOTAL SWITZERLAND		4,483,055
TAIWAN — 2.3%
Information Technology — 2.3%
Simplo Technology	175,664	1,706,511
United Renewable Energy *	1,497,000	1,019,470
TOTAL TAIWAN		2,725,981
UNITED KINGDOM — 5.2%
Industrials — 1.4%
Ceres Power Holdings *	176,849	913,577
ITM Power *	565,380	673,665
		1,587,242

Schedule of Investments	February 28, 2023 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.8%
Johnson Matthey	169,536	$4,478,542
TOTAL UNITED KINGDOM		6,065,784
UNITED STATES — 40.2%
Consumer Discretionary — 2.6%
QuantumScape, Cl A *	322,307	3,084,478
Industrials — 17.7%
Ameresco, Cl A *	31,174	1,370,097
Array Technologies *	138,679	2,598,844
Bloom Energy, Cl A *	161,984	3,513,433
Fluence Energy, Cl A *	105,374	1,967,332
FuelCell Energy *	355,452	1,187,210
Plug Power *	277,310	4,123,600
Shoals Technologies Group, Cl A *	103,912	2,550,000
Stem *	142,036	1,159,014
SunPower, Cl A *	159,832	2,400,677
		20,870,207
Information Technology — 19.9%
Enphase Energy *	25,527	5,374,200
First Solar *	58,802	9,945,770
SolarEdge Technologies *	25,725	8,178,492
		23,498,462
TOTAL UNITED STATES		47,453,147
TOTAL COMMON STOCK
(Cost $165,721,768)		117,869,675
TOTAL INVESTMENTS — 99.9%
(Cost $165,721,768)		$117,869,675

Percentages are based on Net Assets of $117,944,629.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X CleanTech ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$110,507,586	$2,725,981	$4,636,108	$117,869,675
Total Investments in Securities	$110,507,586	$2,725,981	$4,636,108	$117,869,675

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Common Stock
Beginning Balance as of November 30, 2022	$-
Transfers out of Level 3	-
Transfers into Level 3	4,636,108
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of February 28, 2023	$4,636,108

For the period ended February 28, 2023, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.7%
TopBuild *	128,339	$26,641,893
Industrials — 72.2%
Acuity Brands	128,339	24,892,632
Advanced Drainage Systems	331,674	29,429,434
AECOM	556,871	48,091,380
Altra Industrial Motion	261,845	16,111,323
Arcosa	198,708	12,041,705
Argan	287,268	11,163,234
Astec Industries	282,269	12,710,573
Atkore *	159,470	23,285,809
Builders FirstSource *	589,259	49,957,378
Carlisle	207,220	53,508,348
Columbus McKinnon	316,801	11,759,653
Construction Partners, Cl A *	422,423	11,426,542
Crane Holdings	229,164	27,449,264
CSW Industrials	88,644	12,548,445
CSX	3,479,357	106,085,595
Custom Truck One Source *	1,621,679	11,740,956
Deere	272,223	114,126,771
DXP Enterprises *	382,342	11,053,507
Dycom Industries *	118,071	9,942,759
Eaton	701,757	122,758,352
EMCOR Group	190,636	31,878,152
Emerson Electric	1,252,824	103,621,073
Exponent	203,719	20,962,685
Fastenal	2,276,091	117,355,252
Fortive	1,420,956	94,720,927
Gibraltar Industries *	220,934	11,800,085
Gorman-Rupp	406,486	11,324,700
Graco	674,911	46,933,311
Granite Construction	285,215	12,321,288
Greenbrier	391,773	12,579,831
H&E Equipment Services	224,877	12,480,673
Herc Holdings	117,565	16,881,158
Howmet Aerospace	1,667,598	70,339,284
Hubbell, Cl B	215,598	54,231,521
IDEX	302,179	67,984,231
Insteel Industries	395,184	11,756,724
Jacobs Solutions	508,381	60,751,529

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lincoln Electric Holdings	231,709	$38,910,892
MasTec *	313,262	30,611,963
MDU Resources Group	813,661	25,915,103
MRC Global *	921,448	10,320,218
Mueller Industries	228,302	16,887,499
Mueller Water Products, Cl A	918,776	12,743,423
MYR Group *	114,311	13,787,050
Norfolk Southern	434,950	97,785,459
Northwest Pipe *	311,158	11,979,583
NOW *	859,159	11,040,193
Parker-Hannifin	357,771	125,881,726
Pentair	658,635	36,844,042
Powell Industries	277,640	12,313,334
Primoris Services	434,306	11,943,415
Quanta Services	573,832	92,616,485
RBC Bearings *	116,202	26,704,382
Regal Rexnord	266,248	41,971,335
Rockwell Automation	404,410	119,272,641
SPX Technologies *	180,673	12,726,606
Sterling Infrastructure *	339,110	13,042,171
Terex	270,931	16,041,824
Tetra Tech	212,142	29,040,118
Titan Machinery *	271,420	12,428,322
Trane Technologies	652,269	120,650,197
Trinity Industries	405,615	11,320,715
Tutor Perini *	1,277,928	10,363,996
Union Pacific	530,702	110,003,911
United Rentals	284,288	133,197,457
Valmont Industries	85,267	27,057,777
Wabash National	435,439	11,931,029
WESCO International	203,422	33,682,615
Woodward	239,170	23,677,830
Zurn Elkay Water Solutions	710,848	16,349,504
		2,797,048,899
Information Technology — 2.0%
Badger Meter	117,607	14,303,363
Calix *	261,614	13,381,556
Trimble *	990,262	51,553,040
		79,237,959

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — 22.2%
Alcoa	708,286	$34,663,517
Arconic *	473,368	12,515,850
ATI *	521,431	21,196,170
Carpenter Technology	251,390	12,149,679
Century Aluminum *	1,043,304	12,592,679
Cleveland-Cliffs *	2,063,612	44,016,844
Commercial Metals	473,508	24,504,039
Eagle Materials	147,370	20,678,958
Haynes International	209,909	11,484,121
Louisiana-Pacific	286,870	16,784,764
Martin Marietta Materials	249,453	89,770,651
Materion	123,109	13,748,813
Minerals Technologies	166,860	10,136,745
Nucor	724,594	121,326,019
Reliance Steel & Aluminum	235,131	58,274,867
RPM International	516,956	45,817,810
Ryerson Holding	330,965	11,891,573
Steel Dynamics	705,088	88,918,648
Summit Materials, Cl A *	477,543	14,106,620
TimkenSteel *	565,566	10,344,202
United States Steel	937,663	28,720,618
Vulcan Materials	533,702	96,552,029
Westlake	510,972	60,877,204
		861,072,420
Utilities — 2.7%
Sempra Energy	702,530	105,351,399
TOTAL COMMON STOCK
(Cost $3,569,853,479)		3,869,352,570
TOTAL INVESTMENTS — 99.8%
(Cost $3,569,853,479)		$3,869,352,570

Percentages are based on Net Assets of $3,876,688,859.

*       Non-income producing security.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X U.S. Infrastructure Development ETF

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Blockchain ETF(A)	267,913	$5,334,138
Global X Cannabis ETF(A)	463,215	4,984,193
Global X Data Center REITs & Digital Infrastructure ETF(A)	381,346	4,862,162
Global X FinTech ETF(A)	239,508	5,015,298
Global X Genomics & Biotechnology ETF*(A)	393,135	4,965,295
Global X Lithium & Battery Tech ETF(A)	75,485	4,812,924
Global X Renewable Energy Producers ETF(A)	404,144	4,970,971
Global X Robotics & Artificial Intelligence ETF(A)	216,558	5,097,775
Global X Social Media ETF*(A)	141,189	4,820,192
TOTAL EXCHANGE TRADED FUNDS
(Cost $75,469,516)		44,862,948
TOTAL INVESTMENTS — 99.9%
(Cost $75,469,516)		$44,862,948

Percentages are based on Net Assets of $44,886,310.

*	Non-income producing security.

(A)	Affiliated investment.

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended February 28, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/23	Dividend Income	Capital Gains

Global X Blockchain ETF
$7,276,577	$1,486,361	$(4,672,847)	$2,873,093	$(1,629,046)	$5,334,138	$12,179	$-
Global X Cannabis ETF
7,421,653	1,097,771	(1,415,544)	(970,166)	(1,149,521)	4,984,193	34,877	-
Global X Data Center REITs & Digital Infrastructure ETF
3,870,478	2,141,329	(933,247)	(142,394)	(74,004)	4,862,162	67,396	2,994
Global X FinTech ETF
3,581,922	2,300,364	(896,119)	625,943	(596,812)	5,015,298	192	-
Global X Genomics & Biotechnology ETF
4,046,936	2,164,957	(959,616)	(32,557)	(254,425)	4,965,295	-	-
Global X Lithium & Battery Tech ETF
8,163,639	1,308,911	(3,859,770)	(47,983)	(751,873)	4,812,924	59,784	-
Global X Renewable Energy Producers ETF
8,267,442	1,265,042	(3,647,314)	(284,491)	(629,708)	4,970,971	36,238	-
Global X Robotics & Artificial Intelligence ETF
4,219,481	1,610,010	(1,098,211)	686,669	(320,174)	5,097,775	-	-
Global X Social Media ETF
4,085,628	1,436,904	(1,131,963)	983,740	(554,117)	4,820,192	-	-
Totals:
$50,933,756	$14,811,649	$(18,614,631)	$3,691,854	$(5,959,680)	$44,862,948	$210,666	$2,994

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA — 4.5%
Materials — 4.5%
Nufarm	80,468	$315,271
CANADA — 12.9%
Consumer Staples — 0.6%
Maple Leaf Foods	1,144	23,259
SunOpta *	2,416	18,555
		41,814
Materials — 12.3%
Nutrien	10,999	855,502
TOTAL CANADA		897,316
CHINA — 25.6%
Consumer Staples — 25.6%
Cheng De Lolo, Cl A *	600,080	784,661
Origin Agritech *	8,045	54,304
Yuan Longping High-tech Agriculture, Cl A *	382,900	942,419
TOTAL CHINA		1,781,384
ISRAEL — 0.3%
Materials — 0.3%
ICL Group	2,502	18,191
PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	100,005	21,790
UNITED KINGDOM — 4.8%
Consumer Staples — 4.2%
Unilever	5,896	295,228
Industrials — 0.6%
CNH Industrial	2,312	38,079
TOTAL UNITED KINGDOM		333,307

Schedule of Investments	February 28, 2023 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 50.5%
Consumer Discretionary — 3.0%
GrowGeneration *	48,680	$206,160
Consumer Staples — 20.5%
AppHarvest *	240,915	245,733
Archer-Daniels-Midland	1,604	127,679
Benson Hill *	7,019	15,653
Beyond Meat *	20,173	359,886
Hain Celestial Group *	1,010	18,008
Ingredion	220	21,868
Kellogg	1,061	69,962
Local Bounti *	54,800	37,598
Oatly Group ADR *	165,275	363,605
Sprouts Farmers Market *	611	18,507
Tattooed Chef *	117,187	147,656
		1,426,155
Industrials — 12.4%
Deere	702	294,307
Hydrofarm Holdings Group *	69,997	134,394
Titan Machinery *	9,411	430,930
		859,631
Materials — 14.6%
AgroFresh Solutions *	54,377	162,043
Corteva	12,584	783,857
FMC	345	44,557
Scotts Miracle-Gro, Cl A	335	27,638
		1,018,095
TOTAL UNITED STATES		3,510,041
TOTAL COMMON STOCK
(Cost $8,277,070)		6,877,300

Schedule of Investments	February 28, 2023 (Unaudited)

Global X AgTech & Food Innovation ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.8%
U.S. Treasury Bill
4.311%, 03/02/23(A)
(Cost $679,919)	$680,000	$679,918
TOTAL INVESTMENTS — 108.7%
(Cost $8,956,989)		$7,557,218

Percentages are based on Net Assets of $6,950,352.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,877,300	$—	$—	$6,877,300
U.S. Treasury Obligation	—	679,918	—	679,918
Total Investments in Securities	$6,877,300	$679,918	$—	$7,557,218

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.7%
Information Technology — 1.7%
Iris Energy * (A)	363,703	$1,007,457
CANADA — 13.4%
Information Technology — 13.4%
BIGG Digital Assets * (A)	1,409,328	331,254
Bitfarms * (A)	2,914,558	2,718,784
Hive Blockchain Technologies * (A)	892,869	2,544,590
Hut 8 Mining * (A)	1,278,696	2,094,452
TOTAL CANADA		7,689,080
CHINA — 9.3%
Information Technology — 9.3%
Bit Digital * (A)	1,845,721	2,325,609
Canaan ADR *	946,069	2,648,993
Ebang International Holdings, Cl A * (A)	48,104	365,109
TOTAL CHINA		5,339,711
GERMANY — 2.4%
Information Technology — 2.4%
Northern Data * (A)	125,809	1,356,888
UNITED KINGDOM — 2.1%
Information Technology — 2.1%
Argo Blockchain * (A)	6,932,464	1,185,485
UNITED STATES — 70.8%
Consumer Discretionary — 1.8%
Overstock.com *	53,121	1,028,954
Financials — 19.4%
Bakkt Holdings * (A)	1,276,827	1,864,167
Coinbase Global, Cl A *	111,118	7,203,780
Galaxy Digital Holdings * (A)	587,873	2,038,092
		11,106,039
Information Technology — 49.6%
Applied Digital * (A)	1,321,520	3,502,028

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Block, Cl A *	130,705	$10,028,995
Cipher Mining *	304,880	463,417
Cleanspark *	362,648	1,000,908
Marathon Digital Holdings * (A)	577,850	4,102,735
NVIDIA	9,630	2,235,701
PayPal Holdings *	15,406	1,133,882
Riot Platforms * (A)	851,703	5,323,144
Ryvyl * (A)	543,254	271,627
Terawulf *	438,451	282,713
		28,345,150
TOTAL UNITED STATES		40,480,143
TOTAL COMMON STOCK
(Cost $113,864,961)		57,058,764

SHORT-TERM INVESTMENT(B)(C) — 4.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.500%
(Cost $2,559,361)	2,559,361	2,559,361

	Face Amount
REPURCHASE AGREEMENT(B) — 17.6%
BNP Paribas
4.440%, dated 02/28/2023, to be repurchased on 03/01/2023, repurchase price $10,047,735 (collateralized by various U.S. Treasury Obligations, ranging in par value $363,041 - $766,067, 3.125% - 3.250%, 6/30/2027 - 8/31/2027, with a total market value of $10,227,036)
(Cost $10,046,496)	$10,046,496	10,046,496
TOTAL INVESTMENTS — 121.8%
(Cost $126,470,818)		$69,664,621

Percentages are based on Net Assets of $57,190,858.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at February 28, 2023.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Blockchain ETF

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2023.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,058,764	$—	$—	$57,058,764
Short-Term Investment	2,559,361	—	—	2,559,361
Repurchase Agreement	—	10,046,496	—	10,046,496
Total Investments in Securities	$59,618,125	$10,046,496	$—	$69,664,621

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.3%
Materials — 0.3%
Calix *	6,162	$23,976
BRAZIL — 2.5%
Utilities — 2.5%
Cia de Saneamento Basico do Estado de Sao Paulo	18,094	179,356
Cia de Saneamento de Minas Gerais-COPASA	10,285	28,014
TOTAL BRAZIL		207,370
CHINA — 6.4%
Industrials — 1.3%
Beijing Originwater Technology, Cl A	148,400	107,164
Utilities — 5.1%
Beijing Capital Eco-Environment Protection Group, Cl A	206,900	87,502
Beijing Enterprises Water Group	218,240	54,772
Chengdu Xingrong Environment, Cl A	136,400	100,852
China Water Affairs Group	42,100	37,437
Guangdong Investment	150,400	151,942
		432,505
TOTAL CHINA		539,669
JAPAN — 3.6%
Industrials — 3.6%
Kurita Water Industries	5,238	236,876
Nomura Micro Science	969	31,905
Organo	1,420	35,444
TOTAL JAPAN		304,225
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies	794	28,776

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.0%
Utilities — 1.0%
Keppel Infrastructure Trust	217,875	$87,399
SOUTH KOREA — 1.4%
Consumer Discretionary — 1.4%
Coway	2,902	117,111
UNITED KINGDOM — 8.5%
Utilities — 8.5%
Severn Trent	10,876	362,226
United Utilities Group	28,857	355,647
TOTAL UNITED KINGDOM		717,873
UNITED STATES — 75.8%
Energy — 0.4%
Select Energy Services, Cl A	4,060	30,125
Industrials — 45.5%
A O Smith	6,135	402,640
Advanced Drainage Systems	2,635	233,804
Core & Main, Cl A *	3,245	75,641
Energy Recovery *	2,445	53,961
Evoqua Water Technologies *	6,371	309,376
Ferguson	5,532	797,161
Franklin Electric	2,053	196,205
Mueller Water Products, Cl A	8,285	114,913
Pentair	7,731	432,472
Reliance Worldwide	36,456	88,503
Watts Water Technologies, Cl A	1,440	252,331
Xylem	6,743	692,169
Zurn Elkay Water Solutions	7,782	178,986
		3,828,162
Information Technology — 2.2%
Badger Meter	1,547	188,146
Materials — 7.6%
Ecolab	4,003	637,958

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 20.1%
American States Water	1,938	$173,063
American Water Works	4,402	617,953
California Water Service Group	2,853	163,306
Essential Utilities	12,865	550,365
Middlesex Water	927	70,915
SJW Group	1,434	109,615
		1,685,217
TOTAL UNITED STATES		6,369,608
TOTAL COMMON STOCK
(Cost $8,866,857)		8,396,007
TOTAL INVESTMENTS — 99.9%
(Cost $8,866,857)		$8,396,007

Percentages are based on Net Assets of $8,407,735.

*       Non-income producing security.

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 8.3%
Industrials — 8.3%
Ballard Power Systems *	597,125	$3,397,641
NFI Group	16,444	110,275
TOTAL CANADA		3,507,916
FRANCE — 5.6%
Consumer Discretionary — 0.5%
Cie Plastic Omnium	12,188	220,765
Industrials — 5.1%
McPhy Energy *	149,067	2,149,967
TOTAL FRANCE		2,370,732
GERMANY — 4.5%
Industrials — 4.5%
SFC Energy *	82,841	1,915,196
JAPAN — 1.9%
Consumer Discretionary — 1.9%
Toyota Motor	58,352	797,861
NORWAY — 12.8%
Industrials — 12.8%
NEL *	3,552,150	5,403,815
SOUTH KOREA — 5.4%
Industrials — 5.4%
Doosan Fuel Cell *	66,752	1,735,325
S-Fuelcell	33,330	536,504
TOTAL SOUTH KOREA		2,271,829
SWEDEN — 7.8%
Industrials — 7.8%
Cell Impact *	1,049,676	1,065,922
PowerCell Sweden *	168,703	2,218,669
TOTAL SWEDEN		3,284,591

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 18.2%
Industrials — 16.1%
AFC Energy *	8,728,410	$2,487,491
Ceres Power Holdings *	433,557	2,239,695
ITM Power *	1,745,542	2,079,858
		6,807,044
Materials — 2.1%
Linde	2,501	871,273
TOTAL UNITED KINGDOM		7,678,317
UNITED STATES — 35.5%
Industrials — 33.6%
Advent Technologies Holdings *	333,040	582,820
Bloom Energy, Cl A *	235,400	5,105,826
Cummins	3,364	817,721
FuelCell Energy *	515,711	1,722,475
Hyster-Yale Materials Handling	4,092	159,220
Hyzon Motors *	844,928	1,098,407
Lightning eMotors *	109,905	73,779
Nikola *	88,483	196,432
Plug Power *	299,307	4,450,695
		14,207,375
Materials — 1.9%
Air Products & Chemicals	2,831	809,609
TOTAL UNITED STATES		15,016,984
TOTAL COMMON STOCK
(Cost $58,584,190)		42,247,241

	Face Amount
U.S. TREASURY OBLIGATION — 9.7%
U.S. Treasury Bill
4.311%, 03/02/23(A)
(Cost $4,099,509)	$4,100,000	4,099,504
TOTAL INVESTMENTS — 109.7%
(Cost $62,683,699)		$46,346,745

Percentages are based on Net Assets of $42,239,298.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Hydrogen ETF

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,247,241	$—	$—	$42,247,241
U.S. Treasury Obligation	—	4,099,504	—	4,099,504
Total Investments in Securities	$42,247,241	$4,099,504	$—	$46,346,745

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 1.3%
Information Technology — 1.3%
Canadian Solar *	1,484	$58,989
CHINA — 58.5%
Industrials — 16.2%
Emeren Group ADR *	3,020	13,681
Ginlong Technologies, Cl A *	6,450	147,321
GoodWe Technologies, Cl A	1,683	94,053
Sineng Electric, Cl A	4,840	48,534
Sungrow Power Supply, Cl A	26,000	447,315
		750,904
Information Technology — 40.8%
Flat Glass Group, Cl H	13,400	35,423
Hangzhou First Applied Material, Cl A	16,880	166,792
JA Solar Technology, Cl A	49,860	438,374
Jiangsu Akcome Science & Technology, Cl A *	127,100	51,924
LONGi Green Energy Technology, Cl A	62,760	399,399
Risen Energy, Cl A *	14,500	65,495
Shenzhen SC New Energy Technology, Cl A	7,900	146,711
TCL Zhonghuan Renewable Energy Technology, Cl A	35,800	224,789
Trina Solar, Cl A	25,847	229,406
Xinyi Solar Holdings	124,100	132,487
		1,890,800
Materials — 0.4%
Henan Yicheng New Energy, Cl A *	23,000	19,520
Utilities — 1.1%
CECEP Solar Energy, Cl A	34,900	35,645
Xinyi Energy Holdings	46,500	14,928
		50,573
TOTAL CHINA		2,711,797
GERMANY — 1.9%
Information Technology — 0.5%
SMA Solar Technology *	287	22,492

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.4%
Encavis	3,364	$66,160
TOTAL GERMANY		88,652
INDIA — 0.2%
Utilities — 0.2%
Azure Power Global *	2,886	9,582
JAPAN — 0.7%
Industrials — 0.4%
Abalance	478	19,020
Utilities — 0.3%
West Holdings	622	15,320
TOTAL JAPAN		34,340
SOUTH KOREA — 2.2%
Information Technology — 0.2%
Hyundai Energy Solutions	295	10,901
Materials — 2.0%
Hanwha Solutions (A)	3,111	92,913
TOTAL SOUTH KOREA		103,814
SPAIN — 2.1%
Utilities — 2.1%
Atlantica Sustainable Infrastructure	2,120	58,512
Solaria Energia y Medio Ambiente *	2,167	39,987
TOTAL SPAIN		98,499
SWITZERLAND — 1.4%
Information Technology — 1.4%
Meyer Burger Technology *	86,132	64,099
TAIWAN — 2.0%
Information Technology — 2.0%
Gigastorage *	24,030	15,537
Motech Industries	16,690	15,529
Tainergy Tech *	16,900	15,697

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TSEC *	13,377	$16,288
United Renewable Energy *	39,918	27,184
TOTAL TAIWAN		90,235
TURKEY — 0.3%
Utilities — 0.3%
Esenboga Elektrik Uretim	4,264	14,749
UNITED STATES — 29.1%
Industrials — 6.7%
Array Technologies *	3,838	71,924
FTC Solar *	6,325	19,418
Heliogen *	20,451	6,340
Shoals Technologies Group, Cl A *	2,589	63,534
SunPower, Cl A *	2,116	31,782
Sunrun *	4,842	116,402
		309,400
Information Technology — 21.1%
Enphase Energy *	1,341	282,321
First Solar *	2,615	442,301
Maxeon Solar Technologies *	766	13,482
SolarEdge Technologies *	757	240,665
		978,769
Utilities — 1.3%
Altus Power, Cl A *	2,014	13,635
Sunnova Energy International *	2,547	45,285
		58,920
TOTAL UNITED STATES		1,347,089
TOTAL COMMON STOCK
(Cost $4,038,584)		4,621,845
TOTAL INVESTMENTS — 99.7%
(Cost $4,038,584)		$4,621,845

Percentages are based on Net Assets of $4,634,947.

*	Non-income producing security.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Solar ETF

(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,438,697	$90,235	$92,913	$4,621,845
Total Investments in Securities	$4,438,697	$90,235	$92,913	$4,621,845

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Common Stock
Beginning Balance as of November 30, 2022	$-
Transfers out of Level 3	-
Transfers into Level 3	92,913
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of February 28, 2023	$92,913

For the period ended February 28, 2023, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 2.1%
Industrials — 0.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia	152,968	$38,970

Utilities — 1.9%
Omega Energia *	159,792	282,506
TOTAL BRAZIL		321,476
CANADA — 16.9%
Utilities — 16.9%
Boralex, Cl A	24,331	649,625
Innergex Renewable Energy	40,017	427,373
Northland Power	61,216	1,490,551
TOTAL CANADA		2,567,549
CHINA — 36.1%
Industrials — 26.5%
Dajin Heavy Industry, Cl A	115,200	650,265
Jinlei Technology, Cl A *	64,000	417,970
Ming Yang Smart Energy Group, Cl A	401,600	1,466,782
Qingdao Tianneng Heavy Industries, Cl A	138,100	180,777
Riyue Heavy Industry, Cl A	118,300	426,967
Titan Wind Energy Suzhou, Cl A	317,300	698,802
Xinjiang Goldwind Science & Technology, Cl H	191,800	172,753
		4,014,316
Utilities — 9.6%
CECEP Wind-Power, Cl A	971,360	553,330
China Datang Renewable Power, Cl H	576,900	200,642
China Longyuan Power Group, Cl H	564,800	692,913
		1,446,885
TOTAL CHINA		5,461,201
DENMARK — 26.8%
Industrials — 14.7%
Vestas Wind Systems	77,814	2,224,207

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 12.1%
Orsted	20,978	$1,838,938
TOTAL DENMARK		4,063,145
GERMANY — 4.2%
Industrials — 4.2%
Nordex *	31,954	482,216
PNE	8,867	150,455
TOTAL GERMANY		632,671
GREECE — 2.0%
Utilities — 2.0%
Terna Energy	14,704	307,194
HONG KONG — 1.3%
Industrials — 1.3%
Cadeler *	32,596	147,881
China High Speed Transmission Equipment Group *	112,400	46,538
TOTAL HONG KONG		194,419
INDIA — 1.3%
Utilities — 1.3%
ReNew Energy Global, Cl A *	44,059	191,216
SOUTH KOREA — 1.9%
Industrials — 1.9%
CS Wind	5,085	257,084
Unison *	30,342	37,078
TOTAL SOUTH KOREA		294,162
SPAIN — 4.3%
Utilities — 4.3%
ACCIONA Energias Renovables	16,669	647,350
SWEDEN — 1.3%
Industrials — 1.3%
OX2 *	27,358	194,129

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 0.9%
Materials — 0.9%
Century Iron & Steel Industrial	42,300	$144,381
UNITED STATES — 0.8%
Industrials — 0.8%
TPI Composites *	10,140	117,218
TOTAL COMMON STOCK
(Cost $16,772,601)		15,136,111
TOTAL INVESTMENTS — 99.9%
(Cost $16,772,601)		$15,136,111

Percentages are based on Net Assets of $15,146,399.

*	Non-income producing security.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,991,730	$144,381	$—	$15,136,111
Total Investments in Securities	$14,991,730	$144,381	$—	$15,136,111

Amounts designated as “-“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 1.8%
Real Estate — 1.8%
Vicinity ‡	27,373	$37,656
AUSTRIA — 0.4%
Real Estate — 0.4%
Immobilien Anlagen *	283	8,103
BRAZIL — 0.2%
Real Estate — 0.2%
BR Properties	104	4,791
CANADA — 0.2%
Real Estate — 0.2%
Dream Office ‡	428	5,124
CHINA — 5.1%
Real Estate — 5.1%
China Jinmao Holdings Group	50,260	9,732
China Overseas Grand Oceans Group	15,126	5,877
China Overseas Land & Investment	26,450	65,573
China Vanke, Cl H	13,470	23,510
CIFI Holdings Group	28,134	3,011
TOTAL CHINA		107,703
DENMARK — 0.6%
Industrials — 0.6%
ROCKWOOL, Cl B	61	13,929
FINLAND — 5.4%
Industrials — 5.1%
Kone, Cl B	2,090	108,938
Real Estate — 0.3%
Citycon	870	6,422
TOTAL FINLAND		115,360

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 15.0%
Industrials — 5.3%
Cie de Saint-Gobain	1,890	$112,905

Real Estate — 9.7%
Covivio ‡	489	31,478
Gecina ‡	530	61,321
ICADE ‡	331	16,639
Klepierre ‡	1,591	39,937
Mercialys ‡	699	7,813
Unibail-Rodamco-Westfield ‡ *	790	50,218
		207,406
TOTAL FRANCE		320,311
GUERNSEY — 0.3%
Real Estate — 0.3%
Balanced Commercial Property Trust ‡	5,123	5,427
HONG KONG — 3.7%
Real Estate — 3.7%
Hang Lung Properties	12,733	24,559
Hongkong Land Holdings	7,572	34,604
Swire Properties	7,460	19,626
TOTAL HONG KONG		78,789
IRELAND — 3.4%
Industrials — 3.4%
Kingspan Group	1,100	71,836
JAPAN — 16.5%
Real Estate — 16.5%
Activia Properties ‡	5	14,407
Advance Logistics Investment ‡	6	6,008
AEON Investment ‡	10	10,924
CRE Logistics ‡	4	5,195
Frontier Real Estate Investment ‡	3	11,056
Fukuoka ‡	5	6,042
GLP J-Reit ‡	29	30,466
Japan Metropolitan Fund Invest ‡	50	37,551

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Japan Prime Realty Investment ‡	6	$15,835
Japan Real Estate Investment ‡	9	37,265
LaSalle Logiport ‡	12	13,646
Nippon Building Fund ‡	11	46,434
Nippon Prologis ‡	15	32,001
Nomura Real Estate Master Fund ‡	29	32,148
Orix JREIT ‡	19	25,442
SOSiLA Logistics ‡	6	5,792
United Urban Investment ‡	20	22,083
TOTAL JAPAN		352,295
NETHERLANDS — 0.8%
Real Estate — 0.8%
CTP	728	10,067
Wereldhave ‡	422	6,740
TOTAL NETHERLANDS		16,807
ROMANIA — 1.2%
Real Estate — 1.2%
NEPI Rockcastle	4,120	24,727
SINGAPORE — 7.5%
Real Estate — 7.5%
Capitaland India Trust	7,083	5,893
CapitaLand Integrated Commercial Trust ‡	47,899	69,029
City Developments	3,039	17,406
Frasers Centrepoint Trust ‡	7,668	12,817
Frasers Logistics & Commercial Trust ‡	20,183	19,041
Keppel ‡	13,212	9,079
Lendlease Global Commercial ‡	12,224	6,447
Mapletree Pan Asia Commercial Trust ‡	15,954	20,385
TOTAL SINGAPORE		160,097
SPAIN — 2.0%
Consumer Discretionary — 0.3%
Neinor Homes	623	6,046

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.7%
Inmobiliaria Colonial Socimi ‡	2,106	$15,165
Merlin Properties Socimi ‡	2,218	21,146
		36,311
TOTAL SPAIN		42,357
SWEDEN — 2.0%
Industrials — 0.4%
Lindab International	534	7,445
Real Estate — 1.6%
Atrium Ljungberg, Cl B	408	7,156
Fabege	1,853	15,771
Hufvudstaden, Cl A	774	11,304
		34,231
TOTAL SWEDEN		41,676
SWITZERLAND — 1.7%
Industrials — 1.7%
Belimo Holding	70	36,447
UNITED KINGDOM — 2.1%
Consumer Discretionary — 1.8%
Berkeley Group Holdings	759	38,557
Industrials — 0.3%
Volution Group	1,408	6,247
TOTAL UNITED KINGDOM		44,804
UNITED STATES — 29.7%
Consumer Discretionary — 5.1%
KB Home	614	21,656
M/I Homes *	196	11,337
Meritage Homes	259	28,290
TopBuild *	230	47,746
		109,029
Industrials — 14.1%
AAON	300	27,288
Carrier Global	2,012	90,600

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lennox International	230	$58,611
Masonite International *	162	14,386
PGT Innovations *	414	8,756
Trane Technologies	541	100,069
		299,710
Real Estate — 10.5%
Boston Properties ‡	981	64,236
Brandywine Realty Trust ‡	1,223	7,203
Cousins Properties ‡	1,075	26,327
Douglas Emmett ‡	1,216	17,182
Elme Communities ‡	628	11,687
Empire State Realty Trust, Cl A ‡	965	7,035
Franklin Street Properties ‡	2,034	4,922
Hudson Pacific Properties ‡	977	9,018
Kilroy Realty ‡	818	29,464
Piedmont Office Realty Trust, Cl A ‡	886	8,107
SL Green Realty ‡	466	15,867
Vornado Realty Trust ‡	1,188	23,499
		224,547
TOTAL UNITED STATES		633,286
TOTAL COMMON STOCK
(Cost $2,243,432)		2,121,525
TOTAL INVESTMENTS — 99.6%
(Cost $2,243,432)		$2,121,525

Percentages are based on Net Assets of $2,130,586.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Green Building ETF

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

GLX-QH-008-1400

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 53.0%
Angola — 0.9%
Angolan Government International Bond
8.750%, 04/14/32	$1,000,000	$897,650
Argentina — 1.5%
Argentine Republic Government International Bond
3.875%, 01/09/38(A)	2,000,000	699,330
3.500%, 07/09/41(A)	1,000,000	314,066
1.500%, 07/09/35(A)	1,900,000	540,231
		1,553,627
Bahrain — 0.6%
Bahrain Government International Bond
6.750%, 09/20/29	400,000	398,000
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	261,750
		659,750
Brazil — 2.4%
Brazilian Government International Bond
5.625%, 02/21/47	600,000	488,338
4.625%, 01/13/28	400,000	380,803
4.500%, 05/30/29	600,000	551,654
3.875%, 06/12/30	1,000,000	862,238
2.875%, 06/06/25	200,000	187,557
		2,470,590
Chile — 1.8%
Chile Government International Bond
4.000%, 01/31/52	300,000	233,153
3.500%, 01/25/50	600,000	431,277
3.500%, 01/31/34	600,000	512,173
3.240%, 02/06/28	600,000	555,108
2.750%, 01/31/27	200,000	183,358
		1,915,069

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 1.8%
Colombia Government International Bond
5.200%, 05/15/49	$800,000	$529,062
4.125%, 05/15/51	500,000	291,280
4.125%, 02/22/42	200,000	122,080
3.875%, 04/25/27	200,000	177,443
3.250%, 04/22/32	500,000	354,051
3.125%, 04/15/31	600,000	434,640
		1,908,556
Dominican Republic — 3.6%
Dominican Republic International Bond
7.050%, 02/03/31	200,000	199,574
6.500%, 02/15/48	400,000	339,022
6.400%, 06/05/49	600,000	498,602
6.000%, 07/19/28	200,000	192,569
5.950%, 01/25/27	700,000	686,000
5.875%, 01/30/60	200,000	149,859
4.875%, 09/23/32	1,300,000	1,086,913
4.500%, 01/30/30	800,000	686,880
		3,839,419
Ecuador — 1.1%
Ecuador Government International Bond
5.500%, 07/31/30(A)	400,000	194,600
2.500%, 07/31/35(A)	1,400,000	494,990
1.500%, 07/31/40(A)	1,400,000	438,893
		1,128,483
Egypt — 1.8%
Egypt Government International Bond
8.875%, 05/29/50	700,000	449,560
8.700%, 03/01/49	800,000	511,960
7.903%, 02/21/48	600,000	361,129
7.625%, 05/29/32	200,000	141,476
Egypt Government International Bond MTN
5.875%, 02/16/31	600,000	399,043
5.800%, 09/30/27	200,000	156,228
		2,019,396
El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	88,129

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ghana — 0.5%
Ghana Government International Bond
8.950%, 03/26/51	$400,000	$145,088
8.627%, 06/16/49	600,000	217,020
8.125%, 03/26/32	600,000	222,000
		584,108
Hungary — 2.5%
Hungary Government International Bond
6.750%, 09/25/52	600,000	614,566
6.250%, 09/22/32	800,000	812,000
5.500%, 06/16/34	500,000	480,016
5.250%, 06/16/29	200,000	194,997
3.125%, 09/21/51	200,000	121,416
2.125%, 09/22/31	400,000	306,850
		2,529,845
India — 0.5%
Export-Import Bank of India
3.875%, 02/01/28	600,000	552,822
Indonesia — 1.7%
Indonesia Government International Bond
5.650%, 01/11/53	400,000	406,723
4.550%, 01/11/28	500,000	490,285
4.200%, 10/15/50	700,000	588,354
Perusahaan Penerbit SBSN Indonesia III
4.400%, 06/06/27	200,000	195,792
		1,681,154
Ivory Coast — 1.1%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,400,000	1,208,662
Jordan — 0.4%
Jordan Government International Bond
5.750%, 01/31/27	400,000	388,504
Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/48	600,000	462,876
Kuwait — 0.2%
Kuwait International Government Bond
3.500%, 03/20/27	200,000	192,540

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Mexico — 1.4%
Mexico Government International Bond
5.000%, 04/27/51	$200,000	$167,455
4.750%, 04/27/32	600,000	559,253
4.400%, 02/12/52	800,000	605,785
2.659%, 05/24/31	200,000	161,238
		1,493,731
Morocco — 0.9%
Morocco Government International Bond
4.000%, 12/15/50	500,000	319,677
2.375%, 12/15/27	800,000	680,864
		1,000,541
Nigeria — 1.1%
Nigeria Government International Bond
9.248%, 01/21/49	600,000	459,000
7.696%, 02/23/38	500,000	348,410
Nigeria Government International Bond MTN
7.625%, 11/28/47	600,000	401,004
		1,208,414
Oman — 2.7%
Oman Government International Bond
6.250%, 01/25/31	800,000	808,243
5.625%, 01/17/28	700,000	686,875
5.375%, 03/08/27	500,000	491,208
4.750%, 06/15/26	200,000	194,000
Oman Government International Bond MTN
6.000%, 08/01/29	600,000	600,268
		2,780,594
Panama — 1.3%
Panama Government International Bond
4.500%, 04/01/56	400,000	292,206
3.875%, 03/17/28	500,000	468,119
3.870%, 07/23/60	400,000	255,591
3.750%, 03/16/25	400,000	386,913
		1,402,829
Paraguay — 0.6%
Paraguay Government International Bond
5.000%, 04/15/26	200,000	194,979
4.950%, 04/28/31	400,000	376,324
		571,303

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Peru — 3.3%
Peruvian Government International Bond
8.750%, 11/21/33	$1,100,000	$1,359,429
5.625%, 11/18/50	200,000	195,567
3.550%, 03/10/51	400,000	283,146
3.000%, 01/15/34	200,000	157,395
2.783%, 01/23/31	1,500,000	1,233,921
2.392%, 01/23/26	200,000	185,860
		3,415,318
Philippines — 1.3%
Philippine Government International Bond
6.375%, 10/23/34	600,000	654,097
5.500%, 01/17/48	450,000	454,760
3.700%, 02/02/42	400,000	321,044
		1,429,901
Qatar — 4.1%
Qatar Government International Bond
4.817%, 03/14/49	400,000	380,000
4.500%, 04/23/28	800,000	794,160
4.400%, 04/16/50	1,000,000	895,200
4.000%, 03/14/29	800,000	775,192
3.875%, 04/23/23	800,000	797,920
3.750%, 04/16/30	200,000	190,000
3.400%, 04/16/25	400,000	386,429
		4,218,901
Romania — 1.9%
Romanian Government International Bond
5.250%, 11/25/27	200,000	193,404
4.000%, 02/14/51	800,000	557,000
3.625%, 03/27/32	400,000	329,358
3.000%, 02/27/27	500,000	445,000
3.000%, 02/14/31	600,000	486,206
		2,010,968
Saudi Arabia — 0.8%
Saudi Government International Bond
4.375%, 04/16/29	200,000	195,098

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Saudi Arabia — continued
Saudi Government International Bond MTN
4.500%, 04/17/30	$400,000	$391,000
3.750%, 01/21/55	200,000	150,356
2.250%, 02/02/33	200,000	158,750
		895,204
Senegal — 0.9%
Senegal Government International Bond
6.750%, 03/13/48	1,000,000	701,020
6.250%, 05/23/33	200,000	165,540
		866,560
Serbia — 0.6%
Serbia International Bond
6.500%, 09/26/33	700,000	680,050
South Africa — 2.5%
Republic of South Africa Government International Bond
7.300%, 04/20/52	500,000	430,625
5.875%, 09/16/25	200,000	198,994
4.850%, 09/27/27	400,000	376,464
4.850%, 09/30/29	1,200,000	1,059,000
4.300%, 10/12/28	600,000	531,665
		2,596,748
Sri Lanka — 0.3%
Sri Lanka Government International Bond
7.550%, 03/28/30	400,000	144,240
6.750%, 04/18/28	600,000	216,849
		361,089
Turkey — 1.6%
Turkey Government International Bond
6.625%, 02/17/45	200,000	149,426
6.125%, 10/24/28	200,000	173,076
5.750%, 05/11/47	600,000	401,483
5.600%, 11/14/24	200,000	190,320
5.250%, 03/13/30	600,000	472,740
4.750%, 01/26/26	400,000	356,476
		1,743,521

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ukraine — 0.5%
Ukraine Government International Bond
7.750%, 09/01/26	$400,000	$72,328
7.750%, 09/01/28	400,000	74,798
7.375%, 09/25/34	1,000,000	169,290
7.253%, 03/15/35	600,000	101,400
		417,816
United Arab Emirates — 3.5%
Abu Dhabi Government International Bond
3.125%, 09/30/49	400,000	288,400
Abu Dhabi Government International Bond MTN
3.125%, 10/11/27	800,000	752,218
2.500%, 04/16/25	800,000	760,000
0.750%, 09/02/23	900,000	878,616
Finance Department Government of Sharjah
6.500%, 11/23/32	400,000	402,870
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	676,760
		3,758,864
Uruguay — 0.2%
Uruguay Government International Bond
4.375%, 01/23/31	200,000	194,591
Vietnam — 0.6%
Vietnam Government International Bond
4.800%, 11/19/24	600,000	588,929
TOTAL SOVEREIGN DEBT
(Cost $66,418,339)		55,717,052

CORPORATE OBLIGATIONS — 39.4%
Brazil — 2.2%
Communication Services — 0.5%
Sitios Latinoamerica
5.375%, 04/04/32	600,000	530,700
Consumer Discretionary — 0.1%
Iochpe-Maxion Austria GmbH
5.000%, 05/07/28	200,000	162,600

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 0.4%
Rumo Luxembourg Sarl
4.200%, 01/18/32	$500,000	$397,000
Materials — 1.2%
Vale Overseas
6.875%, 11/21/36	500,000	514,251
3.750%, 07/08/30	900,000	783,802
		1,298,053
		2,388,353
Chile — 1.3%
Consumer Discretionary — 0.5%
Cia Cervecerias Unidas
3.350%, 01/19/32	600,000	497,100
Consumer Staples — 0.2%
Agrosuper
4.600%, 01/20/32	300,000	255,720
Energy — 0.3%
Empresa Nacional del Petroleo
4.500%, 09/14/47	400,000	306,984
Materials — 0.3%
Nacional del Cobre de Chile
3.000%, 09/30/29	400,000	348,019
		1,407,823
China — 0.6%
Communication Services — 0.6%
Prosus
4.987%, 01/19/52	500,000	359,342
3.832%, 02/08/51	500,000	301,466
		660,808
Colombia — 0.7%
Energy — 0.7%
Ecopetrol
5.875%, 05/28/45	1,100,000	725,123
Indonesia — 2.0%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	200,000	202,020
Materials — 1.6%
Freeport Indonesia
6.200%, 04/14/52	200,000	175,993

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — continued
Freeport Indonesia MTN
5.315%, 04/14/32	$250,000	$229,928
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	1,000,000	1,028,483
4.750%, 05/15/25	200,000	195,780
		1,630,184
Utilities — 0.2%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/27	200,000	189,000
		2,021,204
Israel — 1.3%
Materials — 1.3%
ICL Group
6.375%, 05/31/38(B)	1,400,000	1,383,004
Kazakhstan — 1.2%
Energy — 1.2%
KazMunayGas National JSC
6.375%, 10/24/48	400,000	335,446
Tengizchevroil Finance International
4.000%, 08/15/26	400,000	352,320
3.250%, 08/15/30	800,000	603,400
		1,291,166
Malaysia — 1.7%
Energy — 1.7%
Petronas Capital MTN
4.550%, 04/21/50	1,000,000	899,877
3.500%, 04/21/30	500,000	455,463
3.500%, 03/18/25	400,000	386,416
		1,741,756
Mexico — 8.2%
Consumer Discretionary — 0.7%
Becle
2.500%, 10/14/31	1,000,000	776,712
Consumer Staples — 0.9%
Fomento Economico Mexicano
3.500%, 01/16/50	600,000	452,666
Grupo Bimbo
4.700%, 11/10/47	600,000	519,066
		971,732

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 3.4%
Petroleos Mexicanos
10.000%, 02/07/33	$1,000,000	$962,500
7.690%, 01/23/50	900,000	635,259
6.840%, 01/23/30	400,000	334,496
6.500%, 01/23/29	600,000	520,950
6.350%, 02/12/48	200,000	124,650
5.950%, 01/28/31	1,400,000	1,073,226
		3,651,081
Financials — 1.6%
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/31	2,000,000	1,678,457
Materials — 1.6%
Orbia Advance
5.500%, 01/15/48	600,000	495,000
2.875%, 05/11/31	800,000	630,000
Southern Copper
5.875%, 04/23/45	500,000	503,995
		1,628,995
		8,706,977
Morocco — 0.7%
Materials — 0.7%
OCP
5.125%, 06/23/51	1,000,000	721,250
Panama — 1.1%
Industrials — 1.1%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/61	600,000	470,151
Autoridad del Canal de Panama
4.950%, 07/29/35	800,000	750,273
		1,220,424
Peru — 1.4%
Consumer Staples — 0.5%
InRetail Consumer
3.250%, 03/22/28	600,000	510,840
Energy — 0.7%
Transportadora de Gas del Peru
4.250%, 04/30/28	800,000	745,707

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — 0.2%
Intercorp Peru
3.875%, 08/15/29	$200,000	$166,564
		1,423,111
Saudi Arabia — 7.5%
Energy — 6.8%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	1,000,000	756,500
3.545%, 08/31/36	200,000	167,235
Greensaif Pipelines Bidco Sarl
6.510%, 02/23/42	1,400,000	1,424,418
6.129%, 02/23/38	1,700,000	1,693,766
Saudi Arabian Oil
1.250%, 11/24/23	2,000,000	1,936,360
Saudi Arabian Oil MTN
3.500%, 04/16/29	800,000	730,288
2.875%, 04/16/24	400,000	388,000
		7,096,567
Utilities — 0.7%
Acwa Power Management And Investments One
5.950%, 12/15/39	798,800	750,092
		7,846,659
South Africa — 2.7%
Materials — 1.3%
AngloGold Ashanti Holdings
3.375%, 11/01/28	800,000	695,697
Sasol Financing USA
5.500%, 03/18/31	800,000	667,000
		1,362,697
Utilities — 1.4%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,600,000	1,496,000
		2,858,697
South Korea — 0.7%
Information Technology — 0.7%
SK Hynix
2.375%, 01/19/31	1,000,000	738,881

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Thailand — 1.2%
Energy — 0.2%
Thaioil Treasury Center MTN
5.375%, 11/20/48	$200,000	$164,429
Materials — 1.0%
GC Treasury Center MTN
5.200%, 03/30/52	600,000	490,433
2.980%, 03/18/31	600,000	484,133
		974,566
		1,138,995
United Arab Emirates — 0.9%
Energy — 0.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47	200,000	182,250
Industrials — 0.7%
DP World Crescent
3.908%, 05/31/23	200,000	199,006
DP World Crescent MTN
4.848%, 09/26/28	200,000	196,766
DP World MTN
4.700%, 09/30/49	400,000	343,504
		739,276
		921,526
United States — 4.0%
Financials — 3.2%
Bank of America MTN
4.948%, U.S. SOFR + 2.040%, 07/22/28	1,200,000	1,173,601
JPMorgan Chase
3.960%, ICE LIBOR USD 3 Month + 1.245%, 01/29/27	1,400,000	1,340,501
1.578%, U.S. SOFR + 0.885%, 04/22/27	1,000,000	884,587
		3,398,689
Materials — 0.8%
GCC
3.614%, 04/20/32	1,000,000	842,500
		4,241,189
TOTAL CORPORATE OBLIGATIONS
(Cost $45,700,477)		41,436,946

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Notes
3.000%, 07/31/24	$1,600,000	$1,554,687
0.375%, 11/30/25	600,000	535,945
0.250%, 09/30/23	1,000,000	972,227
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,179,759)		3,062,859
TOTAL INVESTMENTS — 95.3%
(Cost $115,298,575)		$100,216,857

Percentages are based on Net Assets of $105,117,734.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $1,471,133, representing 1.4% of the Net Assets of the Fund.

As of February 28, 2023, all of the Fund's investments were considered level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — 90.8%
CHINA — 89.3%
Communication Services — 6.8%
Kuaishou Technology, Cl B *	3,100	$20,734
Tencent Holdings	3,000	131,320
		152,054
Consumer Discretionary — 25.3%
Alibaba Group Holding *	11,600	127,830
BYD, Cl H	6,500	174,890
Fuyao Glass Industry Group, Cl H	10,800	48,362
JD.com, Cl A	1,950	43,151
Meituan, Cl B *	3,500	60,686
Midea Group, Cl A	3,200	24,148
PDD Holdings ADR *	396	34,741
Ping An Healthcare and Technology *	7,200	16,456
Zhejiang Shuanghuan Driveline, Cl A	9,000	35,059
		565,323
Financials — 2.4%
East Money Information, Cl A	17,640	53,085
Health Care — 13.3%
Hangzhou Tigermed Consulting, Cl A	2,200	36,540
Innovent Biologics *	5,000	24,269
Jiangsu Hengrui Pharmaceuticals, Cl A	4,960	31,037
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,300	58,723
WuXi AppTec, Cl H	5,720	60,884
Wuxi Biologics Cayman *	12,500	87,107
		298,560
Industrials — 23.9%
Contemporary Amperex Technology, Cl A	1,800	104,582
Estun Automation, Cl A	6,600	23,526
Eve Energy, Cl A	3,000	31,374
Guangzhou KDT Machinery, Cl A	7,720	19,912
Han's Laser Technology Industry Group, Cl A	8,300	35,042
Ming Yang Smart Energy Group, Cl A	5,800	21,184
NARI Technology, Cl A	16,320	61,625
Riyue Heavy Industry, Cl A	6,570	23,712
SF Holding, Cl A	2,800	21,722

Schedule of Investments	February 28, 2023 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen Inovance Technology, Cl A	3,700	$39,013
Sungrow Power Supply, Cl A	1,100	18,925
Suzhou Maxwell Technologies, Cl A	300	15,843
Wuxi Lead Intelligent Equipment, Cl A	13,280	83,099
ZTO Express Cayman ADR	1,427	34,334
		533,893
Information Technology — 15.9%
BYD Electronic International	13,500	39,299
Hua Hong Semiconductor	13,000	49,768
Iflytek	4,400	30,596
LONGi Green Energy Technology, Cl A	16,236	103,324
Luxshare Precision Industry, Cl A	8,800	37,900
NavInfo, Cl A	8,600	16,132
Tongwei, Cl A	3,900	23,507
Will Semiconductor Shanghai, Cl A	1,215	15,022
Xinyi Solar Holdings	38,000	40,568
		356,116
Materials — 1.7%
Ganfeng Lithium Group, Cl H	5,520	38,466
TOTAL CHINA		1,997,497
HONG KONG — 1.5%
Industrials — 1.5%
LK Technology Holdings	25,000	33,633
TOTAL COMMON STOCK
(Cost $2,731,458)		2,031,130
TOTAL INVESTMENTS — 90.8%
(Cost $2,731,458)		$2,031,130

Percentages are based on Net Assets of $2,238,045.

*	Non-income producing security.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X China Innovation ETF

As of February 28, 2023, all of the Fund's investments were considered level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

GLX-QH-009-0600

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Interest Rate Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 85.8%
U.S. Treasury Bills
4.918%, 06/27/23(A)	$300,000	$295,259
4.805%, 06/13/23(A)	400,000	394,493
4.695%, 05/09/23(A)	250,000	247,785
4.687%, 05/30/23(A)	300,000	296,499
4.596%, 04/04/23(A)	200,000	199,144
4.547%, 04/25/23(A)	400,000	397,166
4.543%, 03/28/23(A)	400,000	398,646
4.394%, 03/30/23(A)	400,000	398,598
4.171%, 03/02/23(A)	300,000	299,964
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,927,703)		2,927,554

PURCHASED SWAPTIONS — 13.3%
TOTAL PURCHASED SWAPTIONS
(Cost $284,600)		456,176

TOTAL INVESTMENTS — 99.1%
(Cost $3,212,303)		$3,383,730

Percentages are based on Net Assets of $3,412,904.

(A)  Interest rate represents the security's effective yield at the time of purchase.

A list of the open OTC interest rate swaptions purchased by the Fund at February 28, 2023, is as follows:

		Number of
		Contracts/
		Notional	Exercise	Expiration
Description	Counterparty	Amount	Rate	Date	Value
Put Swaptions
10-Year SOFR
Interest Rate Swap	Barclays	9,000,000	3.500%	06/01/23	$220,716
10-Year SOFR
Interest Rate Swap	Barclays	8,000,000	3.450%	07/06/23	235,460

Total Purchased Swaptions					$456,176

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Interest Rate Hedge ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,927,554	$—	$2,927,554
Purchased Swaptions	—	456,176	—	456,176
Total Investments in Securities	$—	$3,383,730	$—	$3,383,730

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 89.2%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$18,054	$20,376
3.375%, 04/15/32	16,721	19,246
1.750%, 01/15/28	212,508	213,222
1.125%, 01/15/33	49,819	48,094
0.875%, 01/15/29-02/15/47	668,981	627,861
0.750%, 02/15/42	269,265	229,323
0.625%, 02/15/43	12,909	10,608
0.125%, 04/15/25-02/15/52	1,454,143	1,318,992
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,665,996)		2,487,722

PURCHASED OPTIONS — 6.0%
TOTAL PURCHASED OPTIONS
(Cost $408,700)		168,011

TOTAL INVESTMENTS — 95.2%
(Cost $3,074,696)		$2,655,733

Percentages are based on Net Assets of $2,790,014.

A list of the OTC interest rate options purchased by the Fund at February 28, 2023, is as follows:

		Number of
		Contracts/	Exercise	Expiration
Description	Counterparty	Notional Amount	Rate	Date	Value
Call Options
U.S. 2Yr/10Yr
SOFR Spread Swap	Barclays	12,000,000	0.000%	02/27/25	$49,822
U.S. 2Yr/10Yr
SOFR Spread Swap	UBS	20,000,000	0.135	07/05/23	1,160
U.S. 2Yr/10Yr
SOFR Spread Swap	UBS	40,000,000	0.345	07/05/24	66,287
U.S. 2Yr/10Yr
SOFR Spread Swap	UBS	20,000,000	0.190	01/11/24	16,667
U.S. 2Yr/10Yr	Bank of
SOFR Spread Swap	America	10,000,000	0.050	11/07/24	34,075

Total Purchased Options					$168,011

Schedule of Investments	February 28, 2023 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,487,722	$—	$2,487,722
Purchased Options	—	168,011	—	168,011
Total Investments in Securities	$—	$2,655,733	$—	$2,655,733

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

GLX-QH-011-0200